Securities Act Registration No. 002-80348
Investment Company Act Registration No. 811-03599

As filed with the Securities and Exchange Commission on December 23, 2015

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 129	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ X /
Amendment No. 131	/ X /
(Check appropriate box or boxes)

               THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York 10151
(Address of principal executive offices)   (Zip Code)

(212) 508-4500
(Registrant’s Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York 10151
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/__/ immediately upon filing pursuant to paragraph (b)
/ X/ on (December 25, 2015) pursuant to paragraph (b)
/__/ 60 days after filing pursuant to paragraph (a)(1)
/__/ on (Date) pursuant to paragraph (a)(1)
/__/ 75 days after filing pursuant to paragraph (a)(2)
/__/ on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/__/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: ___
Index to Exhibits is located on page:

January 1, 2016

Prospectus
Royce Global Financial Services Fund (formerly Royce Financial Services Fund)

Institutional Class Symbol: RGFIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

roycefunds.com

Table of Contents

Royce Global Financial Services Fund
(formerly Royce Financial Services Fund)	2
Financial Highlights	5
The Fund’s Investment Universe	6
Investing in Foreign Securities	8
Management of the Fund	9
General Shareholder Information	10
Guide for Direct Shareholders	14

The Institutional Class, is designed primarily for investment by or through foundations, endowments, retirement plans, similar institutions, and other eligible investors satisfying the minimum initial investment criteria for the Class. It is offered without sales charges.

The Royce Fund Prospectus 2016 | 1

Royce Global Financial Services Fund
(formerly Royce Financial Services Fund)

Investment Goal
Royce Global Financial Services Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
INSTITUTIONAL CLASS†

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%

Distribution (12b-1) fees	0.00%

Other expenses	0.43%

Acquired fund fees and expenses	0.25%

Total annual Fund operating expenses	1.68%

Fee waivers and/or expense reimbursements	(0.39%)

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.29%

†The Fund does not currently offer Institutional Class shares; the fees and expenses shown above are estimates.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.04% through December 31, 2016.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

INSTITUTIONAL CLASS
1 Year	$ 131

3 Years	$ 492

5 Years	$ 876

10 Years	$ 1,954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2016

Royce Global Financial Services Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $5 billion that are “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries, and firms that primarily serve the financial services industry. Royce seeks to invest in securities that are trading below its estimate of their current worth. Royce focuses on companies that it believes have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return. Although the Fund normally focuses on securities of financial services companies with stock market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of companies with larger market capitalizations.

Under normal market circumstances, the Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. Overall, the Fund may invest up to 50% of its net assets (measured at the time of investment) in foreign securities and up to 50% of its net assets (measured at the time of investment) in U.S. securities. As a result, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country or in a limited number of countries. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies “principally” engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues, or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The Fund focuses its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels, and general economic conditions. In addition, as of December 31, 2014 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers may involve more risk to investors than a more broadly diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

The prices of equity securities of companies with stock market capitalizations up to $5 billion are also generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in financial services companies with market caps up to $5 billion.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Because the Institutional Class’s inception date is after December 31, 2014, the

The Royce Fund Prospectus 2016 | 3

Royce Global Financial Services Fund (concluded)

Service Class is used for illustrative purposes—returns differ by class.) The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index, and the financial services sector of the Russell 2500 Index of small-and mid-cap companies. (Because the Institutional Class’s inception date is after December 31, 2014, performance information is for the Service Class.) The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 24.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.10% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes.) In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/14 (%)
	1 YEAR	5 YEAR	10 YEAR

Service Class
Return Before Taxes	3.45	13.26	7.82
Return After Taxes on Distributions	1.65	12.73	7.29
Return After Taxes on Distributions and Sale of Fund Shares	3.37	10.62	6.33
Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	4.89	15.55	7.77

Russell 2500 Financial Services Index
(Reflects no deductions for fees, expenses, or taxes)	11.25	15.33	5.35

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce manages the Fund, assisted by Chris E. Flynn. Mr. Royce has managed the Fund since its inception in December 2003. Mr. Flynn has served as the Fund’s assistant portfolio manager since 2005.

How to Purchase and Sell Fund Shares
The minimum initial investment for Institutional Class shares is $1,000,000 for eligible investors, including individual investors who purchase such shares directly from The Royce Fund.
You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2016

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. The table reflects financial results for a single share (Service Class used for illustrative purposes only). The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Class (assuming reinvestment of all distributions).

The financial highlights for the fiscal years ended December 31, 2014, 2013, 2012, 2011, and 2010 were part of the financial statements audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, whose reports on these financial statements were unqualified. The report of PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2014 is included in the Fund’s 2014 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request. The financial highlights for the six-month period ended June 30, 2015 are unaudited and are included in the Fund’s 2015 Semiannual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Royce Global Financial Services Fund–Service Class
	6 MONTHS		PERIOD ENDED DECEMBER 31,
	ENDED 6/30/15
	(UNAUDITED)	2014	2013	2012	2011	2010

Net Asset Value, Beginning of Period	$9.28	$9.68	$6.83	$5.71	$6.50	$5.57

Investment Operations
Net investment income (loss)	$0.06	$0.09	$0.04	$0.10	$0.05	$0.07

Net realized and unrealized gain (loss) on investments and foreign currency	$0.61	$0.22	$2.82	$1.08	$(0.78)	$0.96

Total from investment operations	$0.67	$0.31	$2.86	$1.18	$(0.73)	$1.03

Distributions
Distributions from net investment income	$ –	$(0.06)	$(0.02)	$(0.06)	$(0.06)	$(0.10)

Distributions from net realized gain on investments and foreign currency	$ –	$(0.65)	–	–	–	–

Distributions from Return of Capital	$ –	–	–	–	–	–

Total distributions	$ –	$(0.71)	$(0.02)	$(0.06)	$(0.06)	$(0.10)

Shareholder Redemption Fees	$ –	–	$0.01	–	–	–

Net Asset Value, End of Period	$9.95	$9.28	$9.68	$6.83	$5.71	$6.50

Total Return	$7.22 [1]	3.45%	42.00%	20.72%	(11.29%)	18.45%

Net Assets, End of Period (in thousands)	$57,418	$53,707	$47,593	$16,888	$14,096	$14,688

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	1.69%[2]	1.68%	1.89%	1.87%	1.84%	1.94%

Prior to fee waivers	1.69%[2]	1.68%	1.89%	1.87%	1.84%	1.94%

Net of fee waivers	1.49%[2]	1.49%	1.49%	1.49%	1.49%	1.49%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.18%[2]	0.91%	0.59%	1.53%	0.73%	1.14%

Portfolio Turnover Rate	24%	41%	23%	26%	23%	16%

[1]	Not annualized
[2]	Annualized

The Royce Fund Prospectus 2016 | 5

The Fund’s Investment Universe

Royce invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $5 billion that are “principally” engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues, or net income are committed to, or are derived from, financial services-related activities. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries, and firms that primarily serve the financial services industry. Royce seeks to invest in securities that are trading below its estimate of their current worth. To the extent the Fund concentrates its investments in companies within the financial services industry, it is more exposed to the risks associated with this industry, including, among other things, changes in government regulations, interest rate levels, and general economic and financial conditions, than a fund that invests its assets across a broader array of industries and sectors. In addition, as of September 30, 2015 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers may involve more risk to investors than a more broadly diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Although the Fund normally focuses on securities of financial services companies with stock market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of companies with larger market capitalizations. Small-cap is defined by Royce as those companies with market caps up to $3 billion. Royce defines mid-cap as those companies with market caps between $3 billion and $15 billion. Large-cap is defined by Royce as those companies with market caps of more than $15 billion.

Small-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a small-cap company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of small-cap companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

Within small-cap Royce further defines companies with market caps up to $1 billion as micro-cap, a segment that consisted of more than 3,300 U.S. companies at the end of 2014. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities with market caps of more than $1 billion and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading below Royce’s estimate of the company’s current worth, also involve increased risk.

As of December 31, 2014, there were more than 1,100 additional small-cap companies with market caps between $1 billion and $3 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. In general, mid-caps share many of the same characteristics as those companies with market caps between $1 billion and $3 billion. As a result, Royce may employ a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

The Fund may invest in other investment companies that invest in equity securities.
The Fund may invest up to 50% of its net assets (measured at the time of investment) in foreign securities. The foreign small-cap market consisted of more than 23,000 companies located in developed countries as of December 31, 2014. For more information regarding investing in foreign securities, see page 8.

Value Investing
Royce’s portfolio managers use various value methods in managing the Fund’s assets. In selecting securities for the Fund, they evaluate the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects, or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

6 | The Royce Fund Prospectus 2016

Royce’s portfolio managers generally invest in equity securities of companies that are trading below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. For these purposes, the term “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended, and includes (without limitation) common stocks, preferred stocks, convertible securities, warrants, and rights. In addition, seeking long-term growth of capital, Royce’s portfolio managers generally evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s value approach to stock selection strives to reduce some of the other risks of investing in the securities of small-cap and/or mid-cap companies (for the Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets.

While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small-cap and mid-cap companies, which are inherently fragile in nature and whose securities exhibit substantially greater market price volatility than those of larger-cap companies. For more information regarding the specific approach used for the Fund’s portfolio, see pages 2-4.

Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-company stock market declines, it may also potentially have the effect of limiting gains in strong small-company up markets.

Temporary Investments
The Fund may invest without limit in short-term fixed income securities for temporary defensive purposes. If the Fund should implement a temporary investment policy, such policy would be inconsistent with its investment goal and the Fund may not achieve its investment goal while that policy is in effect. The Fund also may invest in short-term fixed income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

The Royce Fund Prospectus 2016 | 7

Investing in Foreign Securities

As noted above, the Fund may invest up to 50% of its net assets (measured at the time of investment) in foreign securities. Royce defines “foreign” as those securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments. The Fund may invest in securities of companies whose economic fortunes are linked to non-U.S. countries but that do not meet the Fund’s definition of a foreign security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to non-U.S. country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign securities.

The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies because the Fund does not intend to hedge its foreign currency exposure; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in companies headquartered in developing, or emerging market, countries. Developing (or emerging markets) countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Statement of Additional Information). Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, legal, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of the Fund’s assets denominated in such currencies because the Fund does not intend to hedge its foreign currency exposure. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

8 | The Royce Fund Prospectus 2016

Management of the Fund

Royce & Associates, LLC (“Royce”) is the Fund’s investment adviser and is responsible for the management of its assets. Royce has been investing in small- and mid-cap securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151.

• Employed by Royce since 2007 • Previously a Consultant at UBS (2004-2006)
Christopher D. Clark Royce President and Co-Chief Investment Officer

• Employed by Royce since 2006 • Previously Chief Investment Strategist and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006)
Francis D. Gannon Royce Co-Chief Investment Officer and Managing Director

Portfolio Manager for: Royce Global Financial Services Fund • Founded Royce in 1972
Charles Royce Royce Chief Executive Officer, Portfolio Manager

Assistant Portfolio Manager for:
 Royce Global Financial Services Fund

 • Employed by Royce since 1993
 • Previously Senior Vice President in the Arbitrage Division of
Donaldson, Lufkin & Jenrette (1989-1992)
Chris E. Flynn Portfolio Manager, Principal

The Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, Inc. (“RFS”) distributes the Fund’s shares.
   State Street Bank and Trust Company is the custodian of the Fund’s securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Fund’s transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rates of these fees, before the application of any waiver or expense reimbursement to cap the expense ratios for the Fund at the specified level as shown above under the section “Fees and Expenses,” are as follows:

Annual Rate of Fund’s Average Net Assets
Royce Global Financial Services
•	1.00% of the first $2,000,000,000
•	0.95% of the next $2,000,000,000
•	0.90% of the next $2,000,000,000
•	0.85% of any additional average net assets

For the calendar year ended December 31, 2014, the actual net investment advisory fees paid to Royce amounted to 0.83% of the Fund’s average daily net assets.
For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement, please see the Fund’s 2015 Semiannual Report to Shareholders.

The Royce Fund Prospectus 2016 | 9

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of the Institutional Class of Fund shares, including information on opening accounts, buying, redeeming, exchanging, and transferring ownership of Fund shares, please see the Guide for Direct Shareholders, which begins on page 14.

Purchasing Shares
The Fund offered through this Prospectus is no-load, meaning that you pay no sales fees to buy shares directly from The Royce Fund. The Fund does pay its own investment advisory fees and other administrative and operating expenses as outlined in this Prospectus.

Purchasing Institutional Class Shares

Minimum initial investments for shares purchased
directly from The Royce Fund:	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies, and procedures may differ from those described in this Prospectus.

If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Fund to compensate such third parties to the extent the Board has determined that any of the services which these parties render to the Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make the Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in the Fund.

[For the year ended December 31, 2014, Royce made payments for distribution and/or administrative services related to the Investment and Service Class shares of various Funds to broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries out of its own resources in the amount of $5,569,228. More information about these arrangements can be found in the Statement of Additional Information.]

The minimum initial investment for Institutional Class shares of the Fund is not applicable to employer-sponsored Retirement Plans with plan level or omnibus accounts held on the books of a Fund. Retirement Plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans, and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicles, such as Traditional and Roth IRAs. Retirement Plans do not include individual retirement vehicles such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans, or Section 529 college savings accounts. The exception to the minimum initial investment does not apply to retail nonretirement accounts, SEPs, SARSEPs, or SIMPLE IRAs.

The Royce Fund reserves the right both to suspend the offering of the Fund’s shares to new investors and to reject any specific purchase request. The Fund does not offer its shares for sale outside of the United States.

The Royce Fund reserves the right to reinvest the proceeds from any dividends from net investment income, distributions from net realized capital gains, or redemptions of shares which a shareholder has chosen to receive by check if the check remains uncashed for more than 180 days. No interest will accrue on the amount of such uncashed checks, which will be reinvested in additional shares of the Fund at the net asset value per share at the time of the reinvestment. If a shareholder has chosen to receive distributions in cash and a check remains uncashed for more than 180 days, subsequent dividends and distributions may be reinvested automatically in additional shares of the Fund. In addition, a shareholder’s participation in an automatic withdrawal plan may be terminated if a check remains uncashed. These policies may be waived for closed accounts as well as for certain retirement or other qualified plans.

10 | The Royce Fund Prospectus 2016

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. The Royce Fund has appointed an anti-money laundering compliance officer. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, Social Security or Taxpayer Identification Number, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your account may not be opened or your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this automatic redemption. If you need help completing your account application for direct investment in The Royce Funds please call Investor Services at (800) 221-4268.

Redeeming Shares
You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and is not intended to provide a means of speculating on short-term market movements. Please see “Frequent Trading of Fund Shares” below.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
   The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in the Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of the Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund’s other shareholders.

The Board of Trustees of The Royce Fund has determined that the Fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the “Policy”).

The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in the Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.

The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan, or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of its shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.

Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented, or terminated.

The Royce Fund Prospectus 2016 | 11

Net Asset Value Per Share
Net asset value per share (NAV) is calculated by dividing the value of the Fund’s net assets by the number of its outstanding shares. The Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of relevant non-U.S. securities. The Fund values its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by the Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates, and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

The date on which your purchase, redemption, or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of the Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in the Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the NYSE is closed and the Fund’s shareholders

Net Asset Value (NAV) is the value of each Class of the Fund’s net assets divided by the number of its outstanding shares.

are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Fund’s policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Statement of Additional Information. The Fund’s complete portfolio holdings are also available on The Royce Funds’ website, www.roycefunds.com, approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Fund’s portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Fund’s first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com for more details.

Dividends, Distributions, and Taxes
The Fund pays any dividends from net investment income and makes any distributions from net realized capital gains annually in December.
Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned the Fund’s shares. Certain long-term capital gains and dividend income received by the Fund, including dividends received from qualifying foreign corporations, are eligible for taxation at a reduced rate that applies to non-corporate shareholders.

12 | The Royce Fund Prospectus 2016

To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation to non-corporate shareholders at the reduced rate.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions. In addition, the Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in the Fund purchased on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of certain trusts and estates.

Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Statement of Additional Information for additional U.S. federal income tax information.

The Royce Fund Prospectus 2016 | 13

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Institutional Class of the Fund. It also provides important policy information regarding Royce Fund accounts.

If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank, or other financial intermediary, account minimums, fees, policies, and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Fund may pay fees to broker-dealers, financial intermediaries, and other service providers that introduce investors to the Fund and/or provide certain administrative services to its customers who own Fund shares.

For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Heritage Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit www.roycefunds.com to obtain these materials.

Account Information
The Fund pays its own investment advisory fees and other administrative and operating expenses as outlined in this Prospectus.
Please mail all account-related correspondence, including Account Applications, subsequent investments, and written requests for redemption—

by regular mail to:

The Royce Funds
c/o BFDS – Midwest
PO Box 219012
Kansas City, MO 64121-6012

by registered mail or overnight courier to:

The Royce Funds
c/o BFDS – Midwest
330 West 9th Street
Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online
You can set up an account online by visiting www.roycefunds.com and selecting How to Invest from the Shareholders tab.
You can also download a Prospectus and Account Application from www.roycefunds.com.
Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses above).

Special Notice To Non-U.S. Investors
The Fund does not offer its shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only and can accept new account requests from U.S. addresses only.

Boston Financial Data Services—Midwest (BFDS)
BFDS serves as the Fund’s transfer agent. State Street Bank and Trust Company is the custodian for securities, cash, and other assets of the Fund.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

14 | The Royce Fund Prospectus 2016

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements, and tax forms e-mailed to you.
3.	Review your recent account history, including distributions
4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)
8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]	Bank information must be established on your account prior to purchasing shares.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted
When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out
We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail.

Online
Once you have registered to access your account online, you can purchase Fund shares after logging in. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone
To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m.

Bank Wire
Transfers funds from one financial institution to another via the federal funds wire transfer system. It is a fast and convenient method, but some banks charge a fee to send and/or receive wires.

Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

To pay by bank wire:
Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.

Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Wiring instructions are:

State Street Bank and Trust Co., Inc.
ABA # 011000028
Credit DDA # 9904-712-8
Name of Royce Fund–Investment or Service Class
Confirming Order Number
Account Name

By Mail
Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 83).

Please note that the Fund does not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

The Royce Fund Prospectus 2016 | 15

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com and clicking on Applications & Special Forms from the Shareholders tab or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•
If your check or wire does not clear, or if the Fund or its transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

•	The Fund does not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.
•
In order to avoid lengthy processing delays caused by clearing foreign checks, the Fund will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

•	The Fund reserves the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•
You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Fund nor its transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Fund or its transfer agent does not follow such procedures, then it may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares
You may sell shares in your account at any time and make requests online, by telephone, and by mail. BFDS will generally send the proceeds within two business days of receiving the request.
Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.
Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s), or for proceeds to be sent to an address other than the address of record.

Medallion Guarantees
A medallion guarantee protects shareholders and The Royce Fund against fraudulent transactions. You may obtain one at most banks and brokerage firms. A notary public cannot provide you with a medallion guarantee.

Online
Once you have registered to access your account at www.roycefunds.com, login and click the Fund and select Redeem from the Account Actions dropdown menu. Proceeds may be sent by check, by bank wire, or through ACH.

By Telephone
For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

By Mail
Mail your letter to The Royce Funds, c/o BFDS (see page 83 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

16 | The Royce Fund Prospectus 2016

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:
•
Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees, or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•
Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•
Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence, and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•
Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or contact us at www.roycefunds.com.

Automatic Withdrawal Plan
This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly, or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions
•	Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•
If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•
If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on pages 16-17 for processing information). The Fund reserves the right to revise or terminate telephone or online account access redemption privileges at any time.

•	The Fund may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
•	The Fund will normally make redemptions in cash, but reserves the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind—under certain circumstances.

How to Exchange Shares
You may make exchanges between Royce Funds in the same class. However, you must meet the Fund Class’s minimum initial investment when you open an account by exchange.
You may make exchanges online, by telephone, and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are subject to the Fund’s early redemption fee, if any, and are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

The Royce Fund Prospectus 2016 | 17

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.
As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•
A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

•	Year-to-date account statements are sent semiannually.
•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com for more details.

Other Information
Certificates
Certificates for shares of the Fund will not be issued.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Royce Funds reserve the right to redeem shares in your Fund account if the account falls below the minimum initial investment because of redemptions by the shareholder.

The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 10), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment. You would then have 60 days to increase your balance before the Fund would close your account.

In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268, or e-mail us at www.roycefunds.com.

18 | The Royce Fund Prospectus 2016

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The Royce Fund Prospectus 2016 | 19

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20 | The Royce Fund Prospectus 2016

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about the Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Fund’s annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.
To obtain more information:

By Mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By Telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

Text only versions of the Fund’s prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 RFS-PRO-0116

January 1, 2016

Prospectus
Royce International Premier Fund

Consultant Class XXXXX[1]
R Class XXXXX[1]
K Class XXXXX[1]

[1]These classes have not yet obtained a ticker symbol.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

roycefunds.com

Table of Contents

Royce International Premier Fund	2
Financial Highlights	5
The Fund’s Investment Universe	6
Investing in Foreign Securities	8
Management of the Fund	9
General Shareholder Information	10
Guide for Direct Shareholders	14

Consultant Class Shares of Royce International Premier Fund are generally offered only through certain broker-dealers. R and K Class Shares of Royce International Premier Fund are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Fund through omnibus account arrangements.

The Royce Fund Prospectus 2016 | 1

Royce International Premier Fund

Investment Goal
Royce International Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	CONSULTANT CLASS	R CLASS	K CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	CONSULTANT CLASS+	R CLASS+	K CLASS+

Management fees++	1.00%	1.00%	1.00%

Distribution (12b-1) fees	1.00%	0.50%	0.25%

Other expenses	0.50%	6.98%	83.89%

Total annual Fund operating expenses	2.50%	8.48%	85.14%

Fee waivers and/or expense reimbursements	(0.31)%	(6.74)%	(83.65)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.19%	1.74%	1.49%

+ The Fund does not currently offer Consultant Class, R Class, or K Class shares; the fees and expenses shown above are estimates.
++ Reflects the Fund’s revised contractual investment management fee rate as of January 1, 2016, and the the Fund’s expenses and average net assets for the nine-month period ended September 30, 2015.
Royce has contractually agreed, effective January 1, 2016 and without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R, and K Classes’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.19%, 1.74%, and 1.49%, respectively, through December 31, 2016, and at or below 1.99% for the R and K Classes through December 31, 2025.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the relevant Fund’s total operating expenses remain the same (net of the fee waivers/and or expense reimbursements for the relevant periods noted above). Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	CONSULTANT CLASS	R CLASS	K CLASS
1 Year	$222	$177	$152

3 Years	$749	$600	$576

5 Years	$1,303	$1,050	$1,026

10 Years	$2,813	$2,297	$2,277

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2016

Royce International Premier Fund (continued)

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.
Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve considerably more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. (Because the inception date for the Consultant Class, R Class, and K Class is after December 31, 2014, Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index. Because the inception date for the Consultant Class, R Class, and K Class is after December 31, 2014, performance information is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

The Royce Fund Prospectus 2016 | 3

Royce International Premier Fund (concluded)

Calender Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 14.77% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -20.37% (quarter ended 9/30/11).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/14 (%)
		SINCE INCEPTION
	1 YEAR	(12/31/10)

Service Class
Return Before Taxes	-8.22	2.77
Return After Taxes on Distributions	-9.22	2.30
Return After Taxes on Distributions and Sale of Fund Shares	-4.06	2.14

Russell Global ex-U.S. Small Cap Index
(Reflects no deductions for fees, expenses, or taxes)	-3.63	2.22

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel manages the Fund, assisted by Mark Rayner. Mr. Nadel has served as the Fund’s portfolio manager since its inception in December 2010. Mr. Rayner became assistant portfolio manager in 2014.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2016

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the periods shown below. The table reflects financial results for a single share (Service and Investment Class used for illustrative purposes only). The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund’s Service and Investment Class (assuming reinvestment of all distributions). The financial highlights for the fiscal years ended December 31, 2014, 2013, 2012, and 2011 were part of the financial statements audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, whose reports on these financial statements were unqualified. The report of PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2014 is included in the Fund’s 2014 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request. The financial highlights for the six-month period ended June 30, 2015 are unaudited and are included in the Fund’s 2015 Semiannual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Royce International Premier Fund–Service Class
	6 MONTHS ENDED		PERIOD ENDED DECEMBER 31,
	6/30/15
	(UNAUDITED)		2014	2013	2012	2011

Net Asset Value, Beginning of Period	$ 10.28		$ 11.67	$ 10.01	$ 8.26	$ 10.00

Investment Operations
Net investment income (loss)	$ 0.13		$ 0.17	$ 0.10	$ 0.12	$ 0.05

Net realized and unrealized gain (loss) on investments and foreign currency	$ 1.28		$ (1.13)	$ 1.73	$ 1.81	$ (1.73)

Total from investment operations	$ 1.41		$ (0.96)	$ 1.83	$ 1.93	$ (1.68)

Distributions
Distributions from net investment income	$ –		$ (0.12)	$ (0.17)	$ (0.18)	$ (0.06)

Distributions from net realized gain on investments and foreign currency	$ –		$ (0.31)	$ –	$ –	$ (0.00)

Distributions from Return of Capital	$ –		$ –	$ –	$ –	$ (0.01)

Total distributions	$ –		$ (0.43)	$ (0.17)	$ (0.18)	$ (0.07)

Shareholder Redemption Fees	$ –		$ –	$ –	$ –	$ 0.01

Net Asset Value, End of Period	$ 11.69		$ 10.28	$ 11.67	$ 10.01	$ 8.26

Total Return	13.72%[1]		(8.22)%	18.31%	23.40%	(16.75)%[1]

Net Assets, End of Period (in thousands)	$6,555		$ 4,045	$ 9,470	$ 6,444	$ 4,090

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	3.11%[2]		2.45%	2.82%	3.54%	3.77%[2]

Prior to fee waivers	3.11	% [2]	2.45%	2.82%	3.54%	3.77%[2]

Net of fee waivers	1.69	% [2]	1.69%	1.69%	1.69%	1.69%[2]

Ratio of Net Investment Income (Loss) to Average Net Assets	2.33	% [2]	1.26%	1.09%	1.18%	0.67%[2]

Portfolio Turnover Rate	34%		62%	51%	103%	42%

Royce International Premier Fund–Investment Class
	6 MONTHS ENDED 6/30/15	PERIOD ENDED DECEMBER 31,
	(UNAUDITED)	2014

Net Asset Value, Beginning of Period	$ 8.71	$ 10.00

Investment Operations
Net investment income (loss)	$ 0.11	$ 0.03

Net realized and unrealized gain (loss) on investments and foreign currency	$ 1.09	$ (0.85)

Total from investment operations	$ 1.20	$ (0.82)

Distributions
Distributions from net investment income	$ –	$ (0.16)

Distributions from net realized gain on investments and foreign currency	$ –	$ (0.31)

Distributions from Return of Capital	$ –	$ –

Total distributions	$ –	$ (0.47)

Shareholder Redemption Fees	$ –	$ –

Net Asset Value, End of Period	$ 9.91	$ 8.71

Total Return	13.78%[1]	(8.16)%[1]

Net Assets, End of Period (in thousands)	$ 1,836	$ 3,481

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	3.00%[2]	3.17%[2]

Prior to fee waivers	3.00%[2]	3.17%[2]

Net of fee waivers	1.44%[2]	1.44%[2]

Ratio of Net Investment Income (Loss) to Average Net Assets	2.35%[2]	1.00%[2]

Portfolio Turnover Rate	34%	62%

[1] Not annualized	[2] Annualized

The Royce Fund Prospectus 2016 | 5

The Fund’s Investment Universe

Investing in Small-Cap Companies
The large and diverse universe of companies available for investment by the Fund consists of those with market capitalizations up to $3 billion. The Fund primarily may also invest in mid-cap and/or large-cap securities. Royce defines mid-cap as those companies with market caps between $3 billion and $15 billion. Large-cap is defined by Royce as those companies with market caps of more than $15 billion.
Small-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a small-cap company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of small-cap companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

Small-capitalization stocks are those issued by companies with market capitalizations up to $3 billion.

Within small-cap Royce further defines companies with market caps up to $1 billion as micro-cap, a segment that consisted of more than 3,300 U.S. companies at the end of 2014. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities with market caps of more than $1 billion and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading below Royce’s estimate of the company’s current worth, also involve increased risk.
As of December 31, 2014, there were more than 1,100 additional small-cap companies with market caps between $1 billion and $3 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. In general, mid-caps share many of the same characteristics as those companies with market caps between $1 billion and $3 billion. As a result, Royce may employ a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.
The Fund may invest in other investment companies that invest in equity securities.
As set forth above, under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. The foreign small-cap market consisted of more than 23,000 companies located in developed countries as of December 31, 2014. For more information regarding investing in foreign securities, see page 51.

Value Investing
Royce’s portfolio managers use various value methods in managing the Fund’s assets. In selecting securities for the Fund, they evaluate the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects, or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
Royce’s portfolio managers generally invest in equity securities of companies that are trading below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. For these purposes, the term “equity security” has the

6 | The Royce Fund Prospectus 2016

meaning set forth in the Securities Exchange Act of 1934, as amended, and includes (without limitation) common stocks, preferred stocks, convertible securities, warrants, and rights. In addition, seeking long-term growth of capital, Royce’s portfolio managers generally evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
Royce’s value approach to stock selection strives to reduce some of the other risks of investing in the securities of small-cap and/or mid-cap companies (for the Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets.
While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small-cap and mid-cap companies, which are inherently fragile in nature and whose securities exhibit substantially greater market price volatility than those of larger-cap companies. For more information regarding the specific approach used for the Fund’s portfolio, see pages X-X.
Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-company stock market declines, it may also potentially have the effect of limiting gains in strong small-company up markets.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

Temporary Investments
The Fund may invest without limit in short-term fixed income securities for temporary defensive purposes. If the Fund should implement a temporary investment policy, such policy would be inconsistent with its investment goal and the Fund may not achieve its investment goal while that policy is in effect. The Fund also may invest in short-term fixed income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

The Royce Fund Prospectus 2016 | 7

Investing in Foreign Securities

Royce defines “foreign” as those securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments. The Fund may invest in the securities of companies whose economic fortunes are linked to non-U.S. countries but that do not meet the Fund’s definition of a foreign security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to non-U.S. country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign securities.
The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies because the Fund does not intend to hedge its foreign currency exposure; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in companies headquartered in developing, or emerging market, countries. Developing (or emerging markets) countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Statement of Additional Information). Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, legal, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of each Fund’s assets denominated in such currencies because the Fund does not intend to hedge its foreign currency exposure. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

8 | The Royce Fund Prospectus 2016

Management of the Fund

Royce & Associates, LLC (“Royce”) is the Fund’s investment adviser and is responsible for the management of its assets. Royce has been investing in small- and mid-cap company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151.

Charles Royce Royce Chief Executive Officer and Portfolio Manager	Portfolio Manager or Co-Manager for:
Royce Pennsylvania Mutual Fund
Royce Premier Fund
Royce Total Return Fund (Lead)
Royce Heritage Fund
Royce 100 Fund
Royce Dividend Value Fund (Lead)
• Founded Royce in 1972

Christopher D. Clark Royce President and Co- Chief Investment Officer	• Employed by Royce since 2007 • Previously Consultant at UBS (2004-2006)

Francis D. Gannon Royce Co-Chief Investment Officer and Managing Director	• Employed by Royce since 2006 • Previously Chief Investment Strategist and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006)

David A. Nadel Portfolio Manager, Director of International Research	Portfolio Manager for:
Royce International Premier Fund
• Employed by Royce since 2006
• Previously Senior Portfolio Manager at
  Neuberger Berman, Inc. (2004-2006)
  and Senior Analyst at Pequot Capital
Management, Inc. (2001-2003)

Mark Rayner, CA Managing Director	Assistant Portfolio Manager for:
Royce International Premier Fund
• Employed by Royce since 2006
• Previously Partner and Portfolio Manager
at DE Capital Management LLP, England
(2002-2006) and Managing Director and
Head of European smaller-companies research at Citigroup, London (1996-2002)

Assistant portfolio managers may have investment discretion over a portion of the Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
The Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.
Royce Fund Services, Inc. (RFS) distributes the Fund’s shares pursuant to the terms of its distribution agreement with the Fund. The Royce Fund has adopted a distribution plan for the Consultant, R, and K Classes under Rule 12b-1. Under this plan and the distribution agreements, the Consultant, R, and K Classes are obligated to pay a fee to RFS of up to 1.00%, 0.50%, and 0.25% per year of their respective average net assets. RFS uses this fee primarily to cover sales-related and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Fund. Because these fees are paid out of the Fund’s assets in the Consultant, R, and K Classes on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00%, 0.50%, or 0.25% fees payable by the Consultant Class, R Class, or K Class, respectively, of the Fund if it closes to new investors.
State Street Bank and Trust Company is the custodian of the Fund’s securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Fund’s transfer agent.

Investment Advisory Services Provided By Royce
Royce receives investment advisory fees monthly as compensation for its services to the Fund. The annual rates of these investment advisory fees, before the application of any waiver or expense reimbursement to cap the expense ratios for the Fund at the specified level as shown above under the section “Fees and Expenses,” are as follows:

Annual Rate of Fund’s Average Net Assets

Royce International Premier Fund

• 1.00% of the first $2,000,000,000
• 0.95% of the next $2,000,000,000
• 0.90% of the next $2,000,000,000
• 0.85% of any additional average net assets

The contractual investment advisory fee rate for Royce International Premier Fund became effective on January 1, 2016. The fee rate for the period July 1, 2015 to December 31, 2015 was 1.10% of the first $2,000,000,000, 1.05% of the next $2,000,000,000, 1.00% of the next $2,000,000,000, and 0.95% of any additional average net assets. The fee rate for the period January 1, 2015 to June 30, 2015 was 1.25% of first $2,000,000,000, 1.20% of next $2,000,000,000, 1.15% of next $2,000,000,000, and 1.10% of any additional average net assets.
For the calendar year ended December 31, 2014, the actual net investment advisory fees paid to Royce amounted to 0.72% of the Fund’s average daily net assets.
For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement, please see the Fund’s 2015 Semiannual Report to Shareholders.

The Royce Fund Prospectus 2016 | 9

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging, and transferring ownership of Consultant Class shares, please see the Guide for Direct Shareholders, which begins on page __.

Purchasing Shares
Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers, and R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Fund through omnibus account arrangements. “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans, and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicles, such as Traditional and Roth IRAs. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans, or Section 529 college savings accounts. R and K Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs, or SIMPLE IRAs.

Purchasing Shares

Minimum initial investments for Consultant Class shares purchased directly from The Royce Fund

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Fund to compensate such third parties to the extent the Board has determined that any of the services which these parties render to the Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make the Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in the Fund.
For the year ended December 31, 2014, Royce made payments for distribution and/or administrative services related to the Consultant, R, and, K Class shares of the various series of The Royce Fund to broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries out of its own resources in the amount of $250,190.
The Royce Fund reserves the right both to suspend the offering of the Fund’s shares to new investors and to reject any specific purchase request. The Fund does not offer its shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. The Fund has appointed an anti-money laundering compliance officer. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, Social Security or Taxpayer Identification Number, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your account may not be opened or your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this automatic redemption. If you need help completing your account application for direct investment in The Royce Funds please call Investor Services at (800) 221-4268.

10 | The Royce Fund Prospectus 2016

Redeeming Shares
You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and is not intended to provide a means of speculating on short-term market movements. Please see “Frequent Trading of Fund Shares” below.

Contingent Deferred Sales Charge for Consultant Class Shares
A 1.00% contingent deferred sales charge (“CDSC”) is assessed on new purchases of Consultant Class shares held for less than 365 days.
The CDSC is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation. The CDSC is payable to RFS as compensation for its expenses in selling shares, including paying compensation to broker-dealers and other financial intermediaries.

Each CDSC will be paid to RFS out of the proceeds otherwise payable to you. RFS generally pays broker-dealers and other financial intermediaries selling Consultant Class shares a commission of 1.00% of the purchase price of those shares, and RFS will retain the CDSC and an annual distribution/service fee of 1.00% of the average daily net assets of the Consultant Class shares not redeemed during such period. Starting on the 365th day after purchase, the third-party broker-dealers or other financial intermediaries will receive an annual distribution/service fee of up to 1.00% of the average daily net assets of the Consultant Class shares that they service.

When you request a redemption, shares held for 365 days or longer, and therefore not subject to a CDSC, will be redeemed first.

You will not pay a CDSC on:
•	Exchanges between Consultant Classes of The Royce Funds
•	Shares acquired through reinvestment of distributions
•	Shares no longer subject to the contingent deferred sales charge

The CDSC will generally be waived for:
Participants in Automatic Investment or Withdrawal Plans
•	Certain profit sharing or retirement plans
•	Certain pre-approved group investment plans and charitable organizations
•	Omnibus or similar account customers of certain pre-approved broker-dealers and other institutions

Please note that these exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. If you want to learn more about CDSC waivers, contact your Financial Advisor or consult the SAI.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in the Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of the Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund’s other shareholders.
The Board of Trustees of The Royce Fund has determined that the Fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the “Policy”).
The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in the Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.
The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so

The Royce Fund Prospectus 2016 | 11

identified, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan, or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of its shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.
Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented, or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of the Fund’s net assets by the number of its outstanding shares. The Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of relevant non-U.S. securities. The Fund values its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by the Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates, and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

The date on which your purchase, redemption, or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of the Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in the Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the NYSE is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Fund’s policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Fund’s Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Fund’s complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Fund’s portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Fund’s first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at

12 | The Royce Fund Prospectus 2016

(800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions, and Taxes
The Fund pays any dividends from net investment income and makes any distributions from net realized capital gains annually in December.
    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned the Fund’s shares. Certain long-term capital gains and dividend income received by the Fund, including dividends received from qualifying foreign corporations, are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation to non-corporate shareholders at the reduced rate.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions. In addition, the Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in the Fund purchased on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).
    If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss on the redemption as a long-term capital loss up to the amount of the distribution.
    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
    In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.
    A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of certain trusts and estates.
    Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Statement of Additional Information for additional U.S. federal income tax information.

The Royce Fund Prospectus 2016 | 13

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.
    If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank, or other financial intermediary, account minimums, fees, policies, and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Fund may pay fees to broker-dealers, financial intermediaries, and other service providers that introduce investors to the Fund and/or provide certain administrative services to its customers who own Fund shares.
    For information and policies on Individual Retirement Account (IRA), please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit www.roycefunds.com to obtain these materials.

Account Information
The Fund pays its own investment advisory fees and other administrative and operating expenses as outlined in its Prospectus.
    Please mail all account-related correspondence, including Account Applications, subsequent investments, and written requests for redemption—

by regular mail to:

The Royce Funds
c/o BFDS – Midwest
PO Box 219012
Kansas City, MO 64121-6012

by registered mail or overnight courier to:

The Royce Funds
c/o BFDS – Midwest
330 West 9th Street
Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online
You can set up an account online by visiting www.roycefunds.com and selecting How to Invest from the Shareholders tab.
    You can also download a Prospectus and Account Application from www.roycefunds.com.
    Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

Boston Financial Data Services—Midwest (BFDS) BFDS serves as the Fund’s transfer agent. State Street Bank and Trust Company is the custodian for securities, cash, and other assets of the Fund.

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses to the left).

Special Notice To Non-U.S. Investors
The Fund does not offer its shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

14 | The Royce Fund Prospectus 2016

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements, and tax forms e-mailed to you
3.	Review your recent account history, including distributions
4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)
8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]	Bank information must be established on your account prior to purchasing shares.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
    Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted
When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out
We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.
    Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail.

Online
Once you have registered to access your account online, you can purchase Fund shares after logging in. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

Bank Wire
Transfers funds from one financial institution to another via the federal funds wire transfer system. It is a fast and convenient method, but some banks charge a fee to send and/or receive wires.

To pay by bank wire:
Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the NYSE (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.
    Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Wiring instructions are:

State Street Bank and Trust Co., Inc. ABA # 011000028 Credit DDA # 9904-712-8 Name of Royce Fund–Investment or Service Class Confirming Order Number Account Name

By Mail
Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write

The Royce Fund Prospectus 2016 | 15

the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 59).
Please note that the Fund does not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com/literature and clicking on Special Forms or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•
If your check or wire does not clear, or if the Fund or its transfer agent does not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

•	The Fund does not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.
•
In order to avoid lengthy processing delays caused by clearing foreign checks, the Fund will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

•	The Fund reserves the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•
You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Fund nor its transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Fund or its transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

Medallion Guarantees
A medallion guarantee protects shareholders and The Royce Fund against fraudulent transactions. You may obtain one at most banks and brokerage firms. A notary public cannot provide you with a medallion guarantee.

How to Sell Shares
You may sell shares in your account at any time and make requests online, by telephone, and by mail. BFDS will generally send the proceeds within two business days of receiving the request.
Redemptions from Royce-sponsored retirement plan accounts—IRA—must be made in writing.
Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s), or for proceeds to be sent to an address other than the address of record.

Online
Once you have registered to access your account online at www.roycefunds.com, login, click the Fund you want to sell, and select Redeem from the Account Actions dropdown menu. Proceeds may be sent by check, by bank wire, or through ACH. (This service is not available for GiftShare Accounts in Royce Heritage Fund.)

By Telephone
For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

16 | The Royce Fund Prospectus 2016

By Mail
Mail your letter to The Royce Funds, c/o BFDS (see page 59 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:
•
Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees, or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•
Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•
Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence, and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•
Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or contact us at www.roycefunds.com.

Automated Clearing House (“ACH”)
ACH effects electronic transfers between banks and Royce Fund accounts. Before signing up for any automated account services, find out if your bank is a member of ACH. Banks generally charge no fees for ACH transactions. Passbook savings accounts may not be eligible for ACH services.

Automatic Withdrawal Plan
This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly, or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions
•	Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•
If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•
If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page __ for processing information). The Funds reserve the right to revise or terminate telephone or online redemption privileges at any time.

•	The Fund may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
•	The Fund will normally make redemptions in cash, but reserves the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind—under certain circumstances.

How to Exchange Shares
You may make exchanges between Royce Funds in the Consultant Class. However, you must meet the minimum initial investment when you open an account by exchange.
You may make exchanges online, by telephone, and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

The Royce Fund Prospectus 2016 | 17

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.
As with selling shares, your request must be in Good Order (see “How To Sell Shares” for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•
A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

•	Year-to-date account statements are sent semiannually.
•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com for more details.

Other Information
Certificates
The Fund does not issue share certificates.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Royce Funds reserve the right to redeem shares in the account of any Fund if the account falls below the minimum initial investment because of redemptions by the shareholder.

The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 5), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment. You would then have 60 days to increase your balance before the Fund would close your account.

In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268 or e-mail us at www.roycefunds.com.

18 | The Royce Fund Prospectus 2016

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More information on The Royce Fund is available free upon request, including the following:	To obtain more information: By Mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.
By Telephone: (800) 221-4268 Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 RIP-PRO-0116

TRF-SAI-0116

THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is an open-end registered management investment company, which offers investors the opportunity to invest in twenty separate portfolios or series. Nineteen of those series are classified as “diversified” funds within the meaning of the Investment Company Act of 1940 (the “1940 Act”) while the remaining series, Royce Special Equity Multi-Cap Fund, is classified as a “non-diversified” fund within the meaning of the 1940 Act. The twenty series of the Trust (each, a “Fund” and collectively, the “Funds”), the share classes they offer, and their related ticker symbols are:

Royce Pennsylvania Mutual Fund—Investment (PENNX), Service (RYPFX), Institutional (RPMIX), Consultant (RYPCX), R (RPMRX) and K (RPMKX)
Royce Micro-Cap Fund—Investment (RYOTX), Service (RMCFX) and Consultant (RYMCX)
Royce Premier Fund—Investment (RYPRX), Service (RPFFX), Institutional (RPFIX), Consultant (RPRCX), R (RPRRX), K (RPRKX), and W (RPRWX)
Royce Low-Priced Stock Fund—Investment (RLPHX), Service (RYLPX), Institutional (RLPIX), R (RLPRX) and K (RLPKX)
Royce Total Return Fund—Investment (RYTRX), Service (RYTFX), Institutional (RTRIX), Consultant (RYTCX), R (RTRRX), K (RTRKX) and W (RTRWX)
Royce Heritage Fund—Investment (RHFHX), Service (RGFAX), Institutional, Consultant (RYGCX), R (RHFRX) and K (RHFKX)
Royce Opportunity Fund—Investment (RYPNX), Service (RYOFX), Institutional (ROFIX), Consultant (ROFCX), R (ROFRX) and K (ROFKX)
Royce Special Equity Fund—Investment (RYSEX), Service (RSEFX), Institutional (RSEIX) and Consultant (RSQCX)
Royce Small-Cap Value Fund—Investment (RVVHX), Service (RYVFX), Institutional (RVFIX), Consultant (RVFCX), R (RVVRX) and K (RVFKX)	Royce Smaller-Companies Growth Fund—Investment (RVPHX), Service (RYVPX), Institutional (RVPIX), Consultant (RVPCX), R (RVPRX) and K (RVPKX)
Royce Small-Cap Leaders Fund—Investment (ROHHX), Service (RYOHX), Institutional, R (ROHRX) and K (ROHKX)
Royce Global Financial Services Fund—Service (RYFSX) and Institutional (RGFIX)
Royce Dividend Value Fund—Investment (RDVIX), Service (RYDVX), Institutional (RDIIX), and Consultant (RDVCX )
Royce European Small-Cap Fund—Investment (RESNX) and Service (RISCX)
Royce Global Value Fund—Investment (RGVIX), Service (RIVFX), Consultant (RGVHX), R (RGVRX) and K (RGVKX)
Royce International Small-Cap Fund—Investment (RISNX), Service (RYGSX), and Institutional (RISIX)
Royce Micro-Cap Opportunity Fund—Investment (ROSFX) and Service (ROSSX)
Royce Special Equity Multi-Cap Fund—Investment (RSMCX), Service (RSEMX), Institutional (RMUIX), and Consultant (RSMLX)
Royce International Micro-Cap Fund—Service (ROIMX)
Royce International Premier Fund—Investment (RIPNX), Service (RYIPX), Consultant*, R*, K*
_______________
* The ticker symbols for these classes have not yet been obtained.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current statutory Prospectuses, dated May 1, 2015 and January 1, 2016. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2014 (SEC Accession No. 0000949377-15-000148) and Semiannual Reports to Shareholders for the six-month period ended June 30, 2015 (SEC Accession No. 0000949377-15-000308) are incorporated herein by reference. To obtain an additional copy of a Prospectus or an Annual or Semiannual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at (800) 221-4268.

Investment Adviser	Transfer Agent
Royce & Associates, LLC (“Royce”)	Boston Financial Data Services, Inc.

Distributor	Custodian
Royce Fund Services, Inc. (“RFS”)	State Street Bank and Trust Company

January 1, 2016

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $1 billion and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations below $1 billion and above $3 billion, non-convertible preferred stocks and debt securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $3 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE HERITAGE FUND - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP VALUE FUND (formerly Royce Value Fund) - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALLER-COMPANIES GROWTH FUND (formerly Royce Value Plus Fund) – in securities of companies with stock market capitalizations above $7.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP LEADERS FUND (formerly Royce 100 Fund) - in securities of companies with stock market capitalizations above $3 billion, non-convertible preferred stocks and debt securities.

ROYCE GLOBAL FINANCIAL SERVICES FUND (formerly Royce Financial Services Fund) - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $15 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE EUROPEAN SMALL-CAP FUND (formerly Royce European Smaller-Companies Fund) - in equity securities of companies with market capitalizations above $3 billion, non-European equity securities, non-convertible preferred stocks and debt securities.

ROYCE GLOBAL VALUE FUND - in non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL SMALL-CAP FUND (formerly Royce International Smaller-Companies Fund) - in equity securities of companies with market capitalizations above $3 billion, U.S. equity securities, non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP OPPORTUNITY FUND (formerly Royce Opportunity Select Fund) - in securities of companies with stock market capitalizations above $1 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY MULTI-CAP FUND - in common stocks and convertible securities of companies with market capitalizations below $5 billion and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL MICRO-CAP FUND - in securities of companies with stock market capitalizations above $1 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL PREMIER FUND - in securities of companies with stock market capitalizations below $1 billion and above $3 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

Listed below are the Funds’ fundamental investment policies and limitations and operating policies. A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Except for the fundamental investment policies set forth below, the investment policies and limitations described in this Statement of Additional Information and the Funds’ investment objectives are operating policies and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting a Fund in which they beneficially own shares.

Unless otherwise expressly noted, compliance with each Fund’s investment policies and limitations will be determined immediately after or at the time of the acquisition of the security or relevant asset except for Fundamental Policy No. 4, with which the Funds must comply on a continuous basis. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations (other than for Fundamental Policy No. 4). In the event the percentage of a Fund’s assets invested in illiquid securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances, the Fund will consider, based on all relevant facts and circumstances, taking appropriate measures to reduce the percentage of its assets invested in illiquid securities in an orderly fashion. No Fund, however, will be required to sell illiquid securities if the percentage of its assets invested in such securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances.

No Fund may, as a matter of fundamental policy:

1.
Issue any senior securities, except that in the case of Royce Micro-Cap Opportunity Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.	Purchase securities on margin or write call options on its portfolio securities, except for Royce Micro-Cap Opportunity Fund, each of which is not subject to the restriction on writing call options;

3.	Sell securities short, except for Royce Micro-Cap Opportunity Fund, each which is not subject to this restriction;

4.
Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets and (ii) Royce Micro-Cap Opportunity Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;

5.	Underwrite the securities of other issuers;

6.	Invest more than 25% of its total assets in the securities of foreign issuers in the case of Royce Opportunity Fund and Royce Special Equity Fund. All other Funds are not subject to this restriction.

7.
Invest in restricted securities (except for Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Global Value Fund and Royce European Small-Cap Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce International Small-Cap Fund, Royce Micro-Cap Opportunity Fund, Royce International Premier Fund, Royce International Micro-Cap Fund, and Royce Special Equity Multi-Cap Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.
Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Global Value Fund, Royce European Small-Cap Fund, Royce International Small-Cap Fund, Royce Micro-Cap Opportunity Fund, Royce International Premier Fund, Royce International Micro-Cap Fund, and Royce Special Equity Multi-Cap Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.
Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities) (except for Royce Special Equity Multi-Cap Fund, which is not subject to such limitation);

10.
Invest more than 25% of its assets in any one industry (except for Royce Global Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies, respectively);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer (except for Royce Special Equity Multi-Cap Fund, which is not subject to such limitation);

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.
Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

Royce Low-Priced Stock Fund and Royce Heritage Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of foreign issuers.

Royce Global Financial Services Fund may not, as a matter of operating policy, invest more than 50% of its net assets in the securities of foreign issuers.

Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not, as a matter of operating policy, invest more than 35% of their net assets in the securities of companies headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 5% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, and Royce Global Financial Services Fund may not, as a matter of operating policy, invest more than 10% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

Royce Micro-Cap Opportunity Fund may not, as a matter of operating policy:

1. Write options on its portfolio securities;

2. Sell securities short; or

3. Borrow money from banks other than as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets.

For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be “restricted” if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.

The Trust interprets Fundamental Policies No. 7 and No. 8 to preclude any Fund from investing more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund) of its net assets in illiquid securities.

For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds’ investment policies, to be loans.

Each Fund may invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”) and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Equity Securities

Each Fund invests in equity securities to the extent set forth in its Prospectus. For these purposes, “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Common stocks, preferred stocks, convertible securities, warrants, rights, and options are some examples of equity securities in which the Funds may invest. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company’s income for purposes of receiving dividend payments and on the company’s assets in the event of liquidation. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

Funds’ Rights as Stockholders

No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to the company’s management or its board of directors and/or other stockholders if Royce or the Board determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or expenses or liabilities incurred.

A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds’ custodian and who are deemed by it to satisfy its requirements. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk. Collateral supplied from the borrower that is re-invested is subject to market and other investment-related risks.

The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody’s Investors Service, Inc. or from BB to D by Standard & Poor’s or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default or about to be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity or perceived capacity to make timely payment of principal and interest. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board. Judgment and other subjective factors play a greater role in the valuation of lower-rated (high-risk) debt securities than securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may adversely affect the value of a Fund’s investment in lower-rated (high-risk) debt securities along with its ability to dispose of that investment.

Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce’s research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations or has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics) without regard to gradations within those ratings categories.

Foreign Investments

Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund are not subject to any limitation on their respective investments in securities of foreign issuers. Royce Special Equity Fund may invest up to 5% of its total assets in the securities of companies that are headquartered in foreign countries; Royce Opportunity Fund may invest up to 10% of its total assets in the securities of companies that are headquartered in foreign countries; each of Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may invest up to 25% of its net assets in the securities of companies that are headquartered in foreign countries; each of Royce Low-Priced Stock Fund and Royce Heritage Fund may invest up to 35% of its net assets in the securities of companies that are headquartered in foreign countries; and Royce Global Financial Services Fund may invest up to 50% of its net assets in the securities of companies that are headquartered in foreign countries. Royce European Small-Cap Fund invests at least 80% of its net assets in the equity securities of companies headquartered in European countries, including Germany, United Kingdom, France, Italy, Spain, Russia, Netherlands, Turkey, Belgium, Sweden, Switzerland, Poland, Norway, Austria, Greece, Denmark, Ireland, Finland, Portugal, Czech Republic, Romania, Hungary, Ukraine, Slovakia, Croatia, Luxembourg, Slovenia, Belarus, Serbia, Bulgaria, Lithuania, Azerbaijan, Latvia, Cyprus, Iceland, Estonia, Bosnia and Herzegovina, Albania, Georgia, Armenia, Republic of Macedonia, Malta, Moldova, Andorra, Liechtenstein, Monaco, Montenegro, San Marino, Vatican City and British Crown Dependencies (Jersey, Guernsey and Isle of Man). In addition, each Fund may invest in securities of companies whose economic fortunes are linked to foreign countries but do not meet the Fund’s definition of a foreign country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to foreign country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign country securities.

Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, confiscatory taxation, foreign exchange controls, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect the value of the Fund’s foreign investments along with its ability to dispose of those investments. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the value of the Funds’ foreign investments, Royce does not expect to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities it purchases on behalf of the Funds. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency hedging transactions.

Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The risk factors noted above are generally heightened for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. See “Developing Countries” below.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

Each of Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not invest more than 35% of its net assets in the securities of companies headquartered in developing countries. Each of Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, and Royce Global Financial Services Fund may not invest more than 10% of its net assets in the securities of companies that are headquartered in developing countries. Each of Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not invest more than 5% of its net assets in the securities of companies that are headquartered in developing countries.

Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The risk factors noted above in “Foreign Investments” are generally heightened for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the securities markets in developing countries are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally, developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. Investments in developing countries also are subject to the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the value of the Funds’ investments. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to developing countries but do not meet the Fund’s definition of a developing country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to developing country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing developing country securities.

Investments in Other Investment Companies and Exchange-Traded Funds

The Funds (except for Royce Special Equity Fund, which may invest up to 5% of its total assets in the securities of other investment companies) may purchase, sell and invest in the securities of other investment companies, including money market funds, exchange-traded funds (“ETFs”), registered open-end and closed-end funds, and unregistered funds to the extent permitted under the 1940 Act. As a result, to the extent a Fund invests in another investment company, the investment performance of the Fund will be directly impacted by the investment performance of that investment company. Likewise, a Fund will be exposed to the same risks as such investment companies in direct proportion to the allocation of its assets among those investment companies. In addition, when a Fund invests in another investment company, the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company.

ETFs are ownership interests in registered open-end funds, unit investment trusts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry, sector or asset class. The relevant Funds also may, from time to time, purchase ETFs that sell short a portfolio of securities or other financial asset. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors. The relevant Funds also may invest in ETFs that use financial derivatives or leverage in an attempt to provide a multiple of the returns of an underlying index or other financial asset on a daily basis or an inverse of those returns. Investment exposure to leveraged or inverse ETFs may increase a Fund’s volatility and magnify any losses.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the relevant Funds’ ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

The Funds may engage in repurchase agreements which mature in seven days or less, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce to represent acceptable credit risk.

Warrants, Rights and Options

Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices are not necessarily correlated with the market prices of the underlying securities.

The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales

Although Royce Micro-Cap Opportunity Fund is not prohibited from engaging in short sale transactions in accordance with the fundamental investment policies listed above, such Fund, may not, as a matter of operating policy, sell securities short.

Reverse Repurchase Agreements

Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may enter into reverse repurchase agreement, which are considered a form of short-term borrowing. In a reverse repurchase agreement, the relevant Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements expose a Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). When effecting repurchase transactions, liquid securities having a dollar amount equal in value to the securities subject to the agreement are required to be segregated with the Fund’s custodian bank, and the reverse repurchase agreement is required to be marked to market daily. Engaging in reverse repurchase agreements also may involve the use of leverage to the extent the Fund reinvests the cash it receives in additional securities. Such practice may increase a Fund’s volatility and magnify its losses.

Borrowing

Each Fund may not borrow money from banks other than as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets.

Financial Services Companies

Royce Global Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity.

Investments by Affiliated and Non-Affiliated “Funds of Funds” in the Funds

Certain affiliated and non-affiliated investment companies may invest in the Funds. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds that are invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of these rebalancing trades or investments by the fund of funds could adversely affect the Fund’s investment performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

The Funds’ investment adviser, Royce & Associates, LLC, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by Section 529 plans.

* * *

Royce believes that each of the Funds, except Royce Total Return Fund and Royce Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable investments only for those investors who are in a financial position to assume above-average risks in the search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

The following tables set forth certain information as to each Trustee and officer of the Trust. The Trustees have oversight responsibility for the Trust’s operations and are subject to various duties imposed on directors of registered investment companies under the 1940 Act and state law.

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office* and		Fund Complex	Directorships
Name, Age and Address	Held with	Length of	Principal Occupation(s)	Overseen by	During
of Interested Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Charles M. Royce (75) 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	President (until June 2014), Chief Executive Officer, and Chairman of the Board of Managers of Royce & Associates, LLC (“Royce”), investment adviser to the Trust	25	TICC Capital Corp

Christopher D. Clark (49) 745 Fifth Avenue New York, NY 10151	Trustee and President	Since 2014	President (since July 2014), Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since May 2007	25	None

*Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s trustees are also directors/trustees of Royce Value Trust, Inc. (“RVT”), Royce Micro-Cap Trust, Inc. (“RMT”), Royce Global Value Trust, Inc. (“RGT”), and Royce Capital Fund (“RCF”), (collectively with the Trust, “The Royce Funds”).

				Number of	Other Public
		Term of		Portfolios in	Company
Name, Age and Address	Position(s)	Office* and		Fund Complex	Directorships
of Non-Interested	Held with	Length of	Principal Occupation(s)	Overseen by	During
Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Patricia W. Chadwick (66) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President of Ravengate Partners LLC (since 2000).	25	Wisconsin Energy Corp. and ING Mutual Funds

Richard M. Galkin (76) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Private investor. Mr. Galkin’s prior business experience includes having served as President of Richard M. Galkin Associates, Inc., telecommunications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	25	None

Stephen L. Isaacs (75) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs’s prior business experience includes having served as President of The Center for Health and Social Policy (from 1996-2012); Director of Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).	25	None

Arthur S. Mehlman (72) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004	Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of Municipal Mortgage and Equity, LLC (from October 2004 to April 2011); Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005); Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryland Business Roundtable for Education (from July 1984 to June 2002).	43 (Director/Trustee of all Royce Funds consisting of 25 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	None

				Number of	Other Public
		Term of		Portfolios in	Company
Name, Age and Address	Position(s)	Office* and		Fund Complex	Directorships
of Non-Interested	Held with	Length of	Principal Occupation(s)	Overseen by	During
Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

David L. Meister (75) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister’s prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	25	None

G. Peter O’Brien (69) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001	Director, Bridges School (since 2006); Trustee Emeritus of Colgate University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	43 (Director/Trustee of all Royce Funds consisting of 25 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	TICC Capital Corp.

Michael K. Shields (56) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since April 2015	President and Chief Executive Officer of Piedmont Trust Company, a private North Carolina trust company (since May 2012). Mr. Shields’s prior business experience includes owning Shields Advisors, an investment consulting firm (from April 2010 to June 2012).	25	None

*Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s trustees are also directors/trustees of RVT, RMT, RGT, and RCF.

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office** and		Fund Complex	Directorships
Name, Age and Address	Held with	Length of	Principal Occupation(s)	Overseen by	During
of Trust Officers	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Peter K. Hoglund* (49) 745 Fifth Avenue New York, NY 10151	Treasurer	Since 2015	Principal, Chief Financial Officer, and Chief Administrative Officer of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.	N/A	None

Daniel A. O’Byrne* (52) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

Francis D. Gannon* (47) 745 Fifth Avenue New York, NY 10151	Vice President	Since 2014	Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006	N/A	None

John E. Denneen* (48) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Principal, Chief Legal and Compliance Officer and Secretary of Royce; Secretary and Chief Legal Officer of The Royce Funds.	N/A	None

Lisa Curcio* (55) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 2004	Chief Compliance Officer of The Royce Funds (since October 2004) and Compliance Officer of Royce (since June 2004).	N/A	None

*An “interested person” of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.
**Each officer will hold office for the year ending December 31, 2015 and thereafter until their respective successors are duly elected and qualified.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

•
Charles M. Royce - In addition to his tenure as a Trustee of The Royce Funds, Mr. Royce serves as the Chief Executive Officer and a member of the Board of Managers of Royce. Mr. Royce served as the President of Royce from 1972 to June 2014. Mr. Royce has over 40 years of investment and business experience.

•
Christopher D. Clark - In addition to his tenure as a Trustee of The Royce Funds, Mr. Clark serves as President and Co-Chief Investment Officer of Royce, having been employed by Royce since 2007. Mr. Clark has over 25 years of investment and business experience, including extensive experience in the financial sector.

•
Patricia W. Chadwick - In addition to her tenure as a Trustee of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non-profit entities, including currently serving on the board of two public companies.

•
Richard M. Galkin – In addition to his tenure as a Trustee of The Royce Funds, Mr. Galkin serves as co-Chairman of the Board’s Nominating Committee. Mr. Galkin also served as Chairman of the Board’s Audit Committee for more than 15 years, acting as liaison between the Boards and the Funds’ independent registered public accountants. Mr. Galkin has over 40 years of business experience, including extensive experience in the telecommunications industry.

•
Stephen L. Isaacs – In addition to his tenure as a Trustee of The Royce Funds, Mr. Isaacs serves as Attorney and President of a private consulting firm. Mr. Isaacs has over 40 years of business and academic experience, including extensive experience related to public health and philanthropy.

•
Arthur S. Mehlman – In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Mehlman serves as the Chairman of the Board’s Audit Committee, acting as liaison between the Boards and the Funds’ independent registered public accountants, and is designated as an Audit Committee Financial Expert. Mr. Mehlman has over 35 years of business experience, including as Partner of an international accounting firm and a Director for various private companies and non-profit entities.

•
David L. Meister - In addition to his tenure as a Trustee of The Royce Funds, Mr. Meister has over 40 years of business experience, including extensive experience as an executive officer in and consultant to the communications industry.

•
G. Peter O’Brien - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. O’Brien serves as co-Chairman of the Boards’ Nominating Committee. Mr. O’Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O’Brien has served on the boards of public companies and non-profit entities.

•
Michael K. Shields – In addition to his tenure as a Trustee of The Royce Funds, Mr. Shields serves as President and Chief Executive Officer of Piedmont Trust Company, a private North Carolina trust company. Mr. Shields has over 30 years of investment and business experience, including extensive experience in the financial sector.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the Trust’s trustees not be “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with Royce (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, more than 75% of the Trust’s Trustees are Independent Trustees. The Board does not have a chairman, but the President, an interested person of the Fund, acts as chairman at the Board meetings. The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Mehlman, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

Information relating to the share ownership of each Trustee in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2014 is set forth in the tables below. Mr. Shields became a Trustee of the Trust in April 2015 and did not own any shares in the Funds or in the other funds in the group of registered investment companies comprising The Royce Funds as of December 31, 2014.

Charles M. Royce

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,000 - $100,000
Royce Total Return Fund	Over $100,000
Royce Heritage Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce Global Financial Services Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce Global Value Fund	$50,000 - $100,000
Royce European Small-Cap Fund	Over $100,000
Royce International Small-Cap Fund	Over $100,000
Royce International Premier Fund	Over $100,000
Royce International Micro-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

Christopher D. Clark
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Micro-Cap Opportunity Fund	Over $100,000
Royce Special Equity Multi-Cap Fund	Over $100,000
Royce Smaller-Companies Growth Fund	Over $100,000
Royce International Micro-Cap Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Patricia W. Chadwick
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Small-Cap Value Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce Global Value Fund	Over $100,000

The Royce Funds		Over $100,000

Richard M. Galkin
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$10,001 - $50,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Special Equity Fund	$10,001 - $50,000
Royce Low-Priced Stock Fund	$1 - $10,000
Royce Total Return Fund	$1 - $10,000
Royce Global Value Fund	$1 - $10,000
Royce Opportunity Fund	$10,001 - $50,000
Royce Special Equity Multi-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$50,001 - $100,000
Royce Small-Cap Value Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Smaller-Companies Growth Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce Small-Cap Leaders Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

G. Peter O’Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,001 - $100,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Special Equity Multi-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

The Board has an Audit Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister, G. Peter O’Brien, and Michael K. Shields. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Mehlman serves as Chairman of the Audit Committee. Ms. Chadwick and Mr. Mehlman are designated as Audit Committee Financial Experts, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2014, the Audit Committee held two meetings.

The Board has a Nominating Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister, G. Peter O’Brien, and Michael K. Shields. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Fund and recommending its nominees for consideration by the Fund’s full Board. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O’Brien serve as co-Chairman of the Nominating Committee. While the Committee is solely responsible for the selection and nomination of the Fund’s Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee’s qualifications. The Nominating Committee did not meet during the year ended December 31, 2014.

The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Fund and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration; (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Fund; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Fund, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Fund; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Fund in light of the requirements of the Fund’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

Board’s Oversight Role in Management

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of the seven Independent Trustees) meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Fund’s independent registered public accounting firm and the Fund’s Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

For the year ended December 31, 2014, the following trustees received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

			Total
		Pension or	Compensation from
	Aggregate	Retirement Benefits	The Royce Funds	Total
	Compensation	Accrued As Part of	paid to	Compensation from
Name	from the Trust	Trust Expenses	Trustees/Directors	Fund Complex*

Patricia W.	$206,500	N/A	$279,000	$279,000
Chadwick, Trustee

Richard M. Galkin,	206,500	N/A	279,000	279,000
Trustee

Stephen L. Isaacs,	206,500	N/A	279,000	279,000
Trustee

Arthur S.	206,500	N/A	279,000	440,250
Mehlman, Trustee

David L. Meister,	206,500	N/A	279,000	279,000
Trustee

G. Peter O’Brien,	206,500	N/A	279,000	429,000
Trustee

Michael K. Shields,	None	None	None	None
Trustee**

_______________
* Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2014 from the Fund Complex. As of the date hereof, the Fund Complex includes the 26 portfolios of The Royce Funds and the 18 portfolios of the Legg Mason Funds.

** Mr. Shields became a Trustee of the Trust in April 2015 and did not receive any compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds for the year ended December 31, 2014.

Each of the non-interested Trustees receives a fee of $174,000 per year for serving on the Board plus $6,500 for each Board meeting attended.

Information Concerning Royce

On October 1, 2001, Royce & Associates, Inc., the Funds’ investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds’ investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of September 30, 2015, Legg Mason’s asset management subsidiaries had aggregate assets under management of approximately $672.1 billion.

PRINCIPAL HOLDERS OF SHARES

As of November 30, 2015, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of any class of certain of its Funds:

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Pennsylvania Mutual Fund
Investment Class

National Financial Services	31,554,670	Record	17.13%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	24,891,697	Record	13.51%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	10,067,462	Record	5.46%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	9,383,198	Record	5.09%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund
Consultant Class

Morgan Stanley Smith Barney	17,178,167	Record	36.09%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co., Inc.	4,127,247	Record	8.67%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

First Clearing LLC	3,632,326	Record	7.63%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St, Louis, MO 63103-2523

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Pennsylvania Mutual Fund
Service Class

National Financial Services	6,308,670	Record	59.33%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Charles Schwab & Co., Inc.	1,884,414	Record	17.72%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	537,920	Record	5.06%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund
K Class

MLPF&S For The Sole Benefit of	99,915	Record	20.70%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

State Street Bank and Trust Trustee	59,624	Record	12.36%
FBO ADP Access 401(k) Plan
1 Lincoln Street
Boston, MA 02111-2900

MG Trust Company Cust. FBO	48,164	Record	9.98%
LB&B Associates Inc 401(K) Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

Fidelity Investments Institutional	47,344	Record	9.81%
Operations Company Inc. FBO
Sodrel Truck Lines Inc. 401(K) PSP
100 Magellan Way
Covington, KY 41015-1999

Nationwide Trust Company FSB	36,763	Record	7.62%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Petro Cohen, P.C., Trustee, FBO:	28,990	Record	6.01%
Petro Cohen, P.C., 401(K) Plan
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Pennsylvania Mutual Fund
Institutional Class

NFS LLC FEBO	19,247,010	Record	42.65%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way #KWIC
Covington, KY 41015-1987

Vanguard Fiduciary Trust Company	10,850,304	Record	24.04%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Royce Pennsylvania Mutual Fund
R Class

Voya Retirement Insurance and	89,339	Record	5.05%
Annuity Company
1 Orange Way
Windsor, CT 06095-4773

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	3,051,320	Record	16.24%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	2,421,186	Record	12.89%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	1,786,245	Record	9.51%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

First Clearing LLC	953,894	Record	5.08%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St, Louis, MO 63103-2523

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Micro-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	2,157,331	Record	50.49%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	442,191	Record	10.35%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	321,135	Record	7.52%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Micro-Cap Fund
Service Class

Morgan Stanley Smith Barney	1,031,242	Record	54.50%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

BNY Mellon Investment Servicing Inc.	314,778	Record	16.64%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

Charles Schwab & Co. Inc.	217,547	Record	11.50%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund
Investment Class

Charles Schwab & Co., Inc.	33,975,078	Record	24.74%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	24,132,423	Record	17.57%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
National Financial Services	23,599,789	Record	17.19%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	8,063,836	Record	5.87%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Premier Fund
Service Class

Charles Schwab & Co., Inc.	549,344	Record	13.70%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Benefit Trust Company as Trustee FB	546,579	Record	13.63%
Bentley Systems, Incorporated
Profit Sharing/401(K) Plan
11500 Outlook St.
Overland Park, KS 66211-1804

National Financial Services	404,575	Record	10.09%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Saxon & Co. VI Omnibus Account	400,536	Record	9.99%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Northern Trust TTEE Cust. FBO	355,252	Record	8.86%
Pilkington North America Retirement
Plan Trust-DV
P.O. Box 92994
Chicago, IL 60675-0001

WTRISC CO IRFA Omnibus Acct	308,320	Record	7.69%
c/o ICMA Retirement Corporation
777 North Capitol Street, NE
Washington, DC 20002-4239

Morgan Stanley Smith Barney	223,914	Record	5.59%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	208,336	Record	5.20%
P.O. Box 2052
Jersey City, NJ 07303-2052

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Premier Fund
Institutional Class

JP Morgan Chase as Trustee FBO	7,090,305	Record	42.59%
The Interpublic Group of Co. Inc.
Savings Plan
11500 Outlook Street
Overland Parks, KS 66211-1804

NFS LLC FEBO	3,170,419	Record	19.05%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Charles Schwab & Co., Inc.	1,459,973	Record	8.77%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

NFS LLC FEBO	869,575	Record	5.22%
State Street Bank Trust Co.
TTEE Various Retirement Plans
440 Mamaroneck Avenue
Harrison, NY 10528-2418

Royce Premier Fund
W Class

First Clearing LLC	10,094,282	Record	71.82%
2801 Market Street
St. Louis, MO 63103-2523

Royce Premier Fund
R Class

Voya Institutional Trust Company	721,410	Record	73.84%
1 Orange Way
Windsor, CT 06095-4773

Voya Retirement Insurance and	90,797	Record	9.29%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Royce Premier Fund
Consultant Class

Morgan Stanley Smith Barney	1,069,575	Record	41.38%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Charles Schwab & Co., Inc.	276,922	Record	10.71%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

First Clearing LLC	258,008	Record	9.98%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

UBS WM USA	181,113	Record	7.01%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Raymond James	133,731	Record	5.17%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Premier Fund
K Class

Nationwide Trust Company FSB	187,161	Record	29.69%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Voya Retirement Insurance and	128,254	Record	20.35%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Great-West Trust Company LLC	115,931	Record	18.39%
Trust/Retirement Plans
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

Charles Schwab & Co., Inc.	60,350	Record	9.57%
Special Custody AC FBO
Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Capital Bank & Trust Company TTEE	57,743	Record	9.16%
Tricontinent Scientific Inc 401K
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Low-Priced Stock Fund
Service Class

Charles Schwab & Co., Inc.	13,599,589	Record	34.63%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	10,249,574	Record	26.10%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Low-Priced Stock Fund
Investment Class

UBS WM USA	716,931	Record	20.07%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

First Clearing LLC	612,039	Record	17.13%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

MLPF&S For the Sole Benefit of	359,547	Record	10.06%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Morgan Stanley Smith Barney	242,032	Record	6.77%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	207,897	Record	5.82%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	207,895	Record	5.82%
P.O. Box 2052
Jersey City, NJ 07303-2052

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Low-Priced Stock Fund
R Class

DCGT As Trustee and/or Cust	93,811	Record	66.25%
FBO PLIC Various Retirement Plans
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Matrix Trust Co. TTEE FBO	7,630	Record	5.39%
Indiana Sheriffs 457(B) Plan
P.O. Box 52129
Phoenix, AZ 85072-2129

Royce Low-Priced Stock Fund
K Class

Nationwide Trust Company FSB	223,068	Record	38.23%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

FIIOC FBO Lucky Chances Inc.	140,537	Record	24.09%
100 Magellan Way (KWIC)
Covington, KY 41015-1999

Voya Retirement Insurance and	46,552	Record	7.98%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

K Boyer W Giairdot M Whiting	45,822	Record	7.85%
TTEES F Stark Reagon PC PSP 401K
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Rex Electric & Technologies LLC TTE	45,544	Record	7.81%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

FIIOC FBO Goodcopy Printing Center	31,630	Record	5.42%
Inc.
401(K) PSP
100 Magellan Way (KWIC)
Covington, KY 41015-1999

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Low-Priced Stock Fund
Institutional Class

NFS LLC FEBO	4,377,541	Record	89.69%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	33,461,481	Record	22.63%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	24,488,212	Record	16.56%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	17,839,522	Record	12.06%
P.O. Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley Smith Barney	12,872,002	Record	8.70%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Total Return Fund
Consultant Class

Morgan Stanley Smith Barney	8,343,017	Record	41.61%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co., Inc.	1,756,745	Record	8.76%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

First Clearing LLC	1,639,291	Record	8.18%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Raymond James	1,382,948	Record	6.90%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Total Return Fund
Service Class

National Financial Services	2,303,074	Record	20.98%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	2,075,333	Record	18.90%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Vanguard Fiduciary Trust Company	1,153,726	Record	10.51%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Massachusetts Mutual Insurance	977,980	Record	8.91%
Company
1295 State Street, MIP C255
Springfield, MA 01111-0001

Royce Total Return Fund
Institutional Class

NFS LLC FEBO	4,075,830	Record	13.77%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

State Street Bank & Trust Company	3,967,734	Record	13.41%
Attn: Julia Munoz
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Vanguard Fiduciary Trust Company	3,260,127	Record	11.02%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
John Hancock Trust Company LLC	2,523,243	Record	8.53%
690 Canton St., Ste. 100
Westwood, MA 02090-2324

Charles Schwab & Co. Inc.	2,362,050	Record	7.98%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

JPMorgan Chase As Trustee FBO	2,300,960	Record	7.78%
Bloomberg L.P. 401(k) Plan
11500 Outlook St.
Overland Park, KS 66211-1804

VRSCO	1,876,375	Record	6.34%
FBO AIGFSB Cust. TTEE FBO
Moses Cone Health System
403B
2929 Allen Parkway, Ste. A6-20
Houston, TX 77019-7117

Royce Total Return Fund
W Class

First Clearing LLC	9,094,825	Record	95.76%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Total Return Fund
R Class

Hartford Life Ins. Co.	1,092,992	Record	28.77%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Voya Institutional Trust Company	641,989	Record	16.90%
1 Orange Way
Windsor, CT 06095-4773

Royce Total Return Fund
K Class

Great West Life & Annuity	2,860,084	Record	43.07%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Great-West Trust Co. TTEE	849,533	Record	12.79%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Hartford Life Ins. Co.	700,068	Record	10.54%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Royce Heritage Fund
Consultant Class

Morgan Stanley Smith Barney	353,382	Record	33.55%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	170,440	Record	16.18%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Heritage Fund
Investment Class

LM Dynamic MultiStrategy VIT	5,017,080	Record	79.73%
Portfolio
Attn: Steve Bleiberg
620 8th Avenue, 49th Floor
New York, NY 10018-1618

Royce Heritage Fund
Service Class

Charles Schwab & Co. Inc.	1,852,306	Record	21.31%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Heritage Fund
R Class

Ascensus Trust Company FBO	29,579	Record	11.72%
Bambacigno Steel Co. Inc.
401(K) PS PL
P.O. Box 10758
Fargo, ND 58106-0758

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
FIIOC FBO Advance Reproduction	26,192	Record	10.38%
Corp.
100 Magellan Way
Covington, KY 41015-1999

Ascensus Trust Company FBO	25,584	Record	10.14%
Finish Line Technologies, Inc. 401K
P.O. Box 10758
Fargo, ND 58106-0758

National Financial Services	22,726	Record	9.00%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Craig Nielsen & Matthew Nielsen TTE	19,655	Record	7.79%
FBO Nielsen-Massey Vanillas Inc 401
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

MG Trust Company Cust. FBO	14,928	Record	5.91%
Albert Lea Area Schools 403(B) Plan
717 17th Street, Suite 1300
Denver, CO 80202-3304

Andrew I Pupkin DDS PA Trustee FBO	13,420	Record	5.32%
Andrew I Pupkin DDS PA 401(K) Plan
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Royce Heritage Fund
K Class

FIIOC FBO	263,916	Record	63.50%
Santander Consumer USA Inc.
100 Magellan Way
Covington, KY 41045-1999

Nationwide Trust Company FSB	68,992	Record	16.60%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Capital Bank & Trust Co. TTEE	29,024	Record	6.98%
FBO Carley Foundry Inc 401K
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Opportunity Fund
Investment Class

Charles Schwab & Co. Inc.	12,220,717	Record	17.69%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

John Hancock Life Insurance	9,834,247	Record	14.24%
Co. USA
RDS - Trading OPS ET4
601 Congress Street
Boston, MA 02210-2804

National Financial Services	7,704,442	Record	11.15%
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	4,970,287	Record	7.20%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Service Class

National Financial Services	4,540,160	Record	47.63%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Vanguard Fiduciary Trust Company	890,258	Record	9.34%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Charles Schwab & Co. Inc.	733,601	Record	7.70%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Saxon & Co.	629,762	Record	6.61%
VI Omnibus Account
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Pershing LLC	535,441	Record	5.62%
P.O. Box 2052
Jersey City, NJ 07303-2052

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Opportunity Fund
Institutional Class

The Northern Trust Co.	21,881,364	Record	42.75%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-0001

NFS LLC FEBO	10,349,923	Record	20.22%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

UBS WM USA	2,700,131	Record	5.27%
Attn: Department Mgr.
100 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Royce Opportunity Fund
Consultant Class

Morgan Stanley Smith Barney	287,766	Record	14.94%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	249,797	Record	12.97%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

First Clearing LLC	126,126	Record	6.55%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	108,283	Record	5.62%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	96,734	Record	5.02%
P.O. Box 2052
Jersey City, NJ 07303-2052

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Opportunity Fund
R Class

Sammons Financial Network LLC	2,152,922	Record	72.66%
4546 Corporate Dr., Ste. 100
WDM, IA 50266-5911

DCGT As TTEE and/or Cust	246,056	Record	8.30%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Opportunity Fund
K Class

Wells Fargo Bank FBO	164,289	Record	12.92%
Various Retirement Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-1076

FIIOC FBO	117,810	Record	9.27%
Tribridge Holdings LLC
100 Magellan Way
Covington, KY 41015-1999

DCGT as Trustee and/or Cust.	105,882	Record	8.33%
FBO PLIC Various Retirement Plans
Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Nationwide Trust Company FSB	104,200	Record	8.20%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

FIIOC FBO	79,777	Record	6.27%
Clean Energy 401K Plan
100 Magellan Way
Covington, KY 41015-1999

FIIOC FBO	65,948	Record	5.19%
Segal McCambridge Singer
& Mahoney Ltd. 401(K) PSP
100 Magellan Way
Covington, KY 41015-1999

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Special Equity Fund
Service Class

Charles Schwab & Co. Inc.	1,576,016	Record	24.78%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	1,076,292	Record	16.92%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	499,908	Record	7.86%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Special Equity Fund
Investment Class

Charles Schwab & Co. Inc.	11,261,666	Record	18.35%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	10,096,136	Record	16.45%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	6,250,729	Record	10.18%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	5,037,234	Record	8.21%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Morgan Stanley Smith Barney	3,987,734	Record	6.50%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	3,323,157	Record	5.41%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Special Equity Fund
Institutional Class

NFS LLC FEBO	3,514,491	Record	30.60%
Lauer & Co. As Nominee Agent for
Glenmede Trust Co.
P.O. Box 58997
Philadelphia, PA 19102-8997

Automatic Data Processing Inc.	1,639,961	Record	14.28%
Pension Retirement Plan
4 New York Plaza, Fl. 15
New York, NY 10004-2413

Charles Schwab & Co. Inc.	1,202,786	Record	10.47%
Special Custody A/.C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151
NFS LLC FEBO	662,979	Record	5.77%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-2956

T. Rowe Price Trust Co.	650,737	Record	5.67%
FBO Retirement Plan Clients
DTD 03/01/01
P.O. Box 17215
Baltimore, MD 21297-1215

Royce Special Equity Fund
Consultant Class

Morgan Stanley Smith Barney	664,572	Record	27.01%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	402,643	Record	16.36%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	293,292	Record	11.92%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co. Inc.	189,056	Record	7.68%
Special Custody Acct. FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
UBS WM USA	159,853	Record	6.50%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Small-Cap Value Fund
Service Class

National Financial Services	9,141,904	Record	34.45%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	7,112,232	Record	26.80%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	1,857,301	Record	7.00%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Small-Cap Value Fund
Consultant Class

Morgan Stanley Smith Barney	722,687	Record	35.71%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	382,122	Record	18.88%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

First Clearing LLC	127,701	Record	6.31%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	118,720	Record	5.87%
Special Custody Acct FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
RBC Capital Markets LLC	115,973	Record	5.73%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops Manager
510 Marquette Ave. S
Minneapolis, MN 55402-1110

Royce Small-Cap Value Fund
Investment Class

First Clearing LLC	2,231,073	Record	26.55%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	918,283	Record	10.93%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	757,160	Record	9.01%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

UBS WM USA	698,622	Record	8.31%
Attn: Department Mgr.
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Pershing LLC	682,523	Record	8.12%
P.O. Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley Smith Barney	614,471	Record	7.31%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

LPL Financial	528,974	Record	6.29%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Royce Small-Cap Value Fund
Institutional Class

Legg Mason Partners Lifestyle	4,657,433	Record	30.76%
Series Inc. Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Legg Mason Partners Lifestyle	2,159,432	Record	14.26%
Series Inc. Allocation 70%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

NFS LLC FEBO FIIOC As Agent for	1,672,986	Record	11.05%
Qualified Employee Benefit Plans
(401K) FINOPS-IC Funds
100 Magellan Way #KW1C
Covington, KY 41015-1987

State Street Bank & Trust Co.	1,461,798	Record	9.65%
South Dakota Higher Education Trust
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Polish American Freedom	886,965	Record	5.86%
Foundation
410 Park Avenue, 15th Fl.
New York, NY 10022-4407

Royce Small-Cap Value Fund
R Class

Hartford Life Ins. Co.	1,079,842	Record	55.67%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Capital Bank & Trust Co. TTEE FBO	209,507	Record	10.80%
ATS Automation Inc 401K
c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Village, CO 80111-5002

Voya Retirement Insurance and	141,266	Record	7.28%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Royce Small-Cap Value Fund
K Class

Hartford Life Ins. Co.	304,824	Record	37.62%
Separate Account
Attn: UIT Operations
P.O. Box 299
Hartford, CT 06104-2999

FIIOC FBO	221,105	Record	27.29%
New Process Steel LP
100 Magellan Way
Covington, KY 41015-1999

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Voya Retirement Insurance and	66,396	Record	8.19%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Nationwide Trust Company FSB	64,697	Record	7.98%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Reliance Trust Company FBO	43,858	Record	5.41%
MassMutual PREM
P.O. Box 48529
Atlanta, GA 30362-1529

Royce Smaller-Companies Growth Fund
Service Class

National Financial Services	13,114,381	Record	41.56%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	8,443,557	Record	26.76%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	1,591,165	Record	5.04%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Smaller-Companies Growth Fund
Institutional Class

NFS LLC FEBO	830,953	Record	29.46%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Mac & Co.	828,855	Record	29.39%
FBO PB&T
Attn: Mutual Fund Operations
P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15230-3198

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Vanguard Fiduciary Trust Company	559,655	Record	19.84%
Royce Funds Omnibus
P.O. Box 2600
Attn: Outside Funds
Valley Forge, PA 19482-2600

Charles Schwab & Co. Inc.	287,375	Record	10.19%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

John Hancock Trust Co. LLC	153,945	Record	5.46%
690 Canton St., Ste. 100
Westwood, MA 02090-2324

Royce Smaller-Companies Growth Fund
Investment Class

Morgan Stanley Smith Barney	6,261,325	Record	54.92%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	1,644,575	Record	14.43%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	1,071,502	Record	9.40%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Smaller-Companies Growth Fund
Consultant Class

Morgan Stanley Smith Barney	495,102	Record	43.27%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	184,481	Record	16.12%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
UBS WM USA	67,350	Record	5.89%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Stifel Nicolaus & Co. Inc.	59,489	Record	5.20%
Exclusive Benefit of Customers
501 N. Broadway
St. Louis, MO 63102-2188

Royce Smaller-Companies Growth Fund
R Class

Sammons Financial Network LLC	31,792	Record	47.17%
4546 Corporate Drive, Suite 100
WDM, IA 50266-5911

Ascensus Trust Company FBO	6,372	Record	9.45%
Tioga Hardwoods, Inc. 401(k)
P/S Plan
P.O. Box 10758
Fargo, ND 58106-0758

Cary Street Partnersholdings TTEE F	6,347	Record	9.42%
Cary Street Partnersholdings 401(K)
c/o Fascore LLC
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Capital Bank & Trust Co. Trustee FBO	6,247	Record	9.27%
Family Medicine Residency of ID Inc.
c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Village, CO 80111-5002

FIIOC FBO RWK Tool Inc.	3,648	Record	5.41%
Profit Sharing Plan
100 Magellan Way
Covington, KY 41015-1999

Royce Smaller-Companies Growth Fund
K Class

Nationwide Trust Company FSB	21,720	Record	55.39%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

FIIOC FBO Fox Contractors Corp.	7,825	Record	19.96%
401(k) Plan
100 Magellan Way # KW1C
Covington, KY 41015-1987

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Ascensus Trust Company FBO	5,021	Record	12.80%
SRG Safe Harbor 401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Royce Small-Cap Leaders Fund
Service Class

Charles Schwab & Co. Inc.	4,455,434	Record	52.85%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,188,239	Record	14.10%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Reliance Trust Company FBO	734,405	Record	8.71%
Retirement Plans Serviced by Met Life
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Small-Cap Leaders Fund
Investment Class

Morgan Stanley Smith Barney	3,149,528	Record	44.24%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	551,030	Record	7.74%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Small-Cap Leaders Fund
R Class

Sammons Financial Network LLC	89,399	Record	51.73%
4546 Corporate Dr., Ste 200
WDM, IA 50266-5911

Charles Schwab & Co. Inc.	13,978	Record	8.09%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Ascensus Trust Company FBO	13,505	Record	7.81%
SW College of Naturopathic Med & HL
P.O. Box 10655
Fargo, ND 58106-0655

State Street Bank	12,234	Record	7.08%
FBO ADP Access Product
1 Lincoln Street
Boston, MA 02111-2900

Reliance Trust Company	8,774	Record	5.08%
FBO Ortho Corpus
P.O. Box 48529
Atlanta, GA 30362-1529

Royce Small-Cap Leaders Fund
K Class

Nationwide Trust Company FSB	15,312	Record	48.76%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Ascensus Trust Company FBO	5,755	Record	18.33%
Soundown/Smullin 401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Nassbaum Yates Berg Kln & WLPW	2,413	Record	7.68%
TTEE
NYPKW 401(K)
c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Village, CO 80111-5002

Ascensus Trust Company FBO	2,413	Record	7.68%
Baltimore City Parkg Athy 401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Royce Global Financial Services Fund
Service Class

Charles Schwab & Co. Inc.	1,875,524	Record	29.65%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	1,434,165	Record	22.67%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Pershing LLC	816,407	Record	12.91%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc. for the Exclusive	380,601	Record	6.02%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	2,977,990	Record	12.59%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	2,498,372	Record	10.56%
FEBO Our Customers
200 Liberty Street, 11World Fin. Ctr.
Attn: Mutual Fund Dept, 5th Floor
New York, NY 10281-1003

Pershing LLC	1,561,921	Record	6.60%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial	1,495,539	Record	6.32%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-1968

Royce Dividend Value Fund
Investment Class

LPL Financial	6,981,974	Record	43.45%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-1968

National Financial Services Corp.	2,720,002	Record	16.93%
FEBO Our Customers
Russ Lennon
200 Liberty St.
New York, NY 10281-1003

Pershing LLC	1,247,659	Record	7.77%
P.O. Box 2052
Jersey City, NJ 07303-2052

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
First Clearing LLC	1,235,766	Record	7.69%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Raymond James	895,251	Record	5.57%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Dividend Value Fund
Institutional Class

Charles Schwab & Co. Inc.	43,738	Record	50.31%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Ascensus Trust Company FBO	39,876	Record	45.87%
Daniel Consultants, Inc. Profit Sharing
P.O. Box 10758
Fargo, ND 58106-0758

Royce Dividend Value Fund
Consultant Class

State Street Bank and Trust Co. Cust.	29,795	Record	24.40%
IRA Dennis C. Olson
Cambridge, MN 55008-3900

State Street Bank and Trust Co. Cust.	19,582	Record	16.04%
IRA Natalie Y Thelen
Walker, MN 46484-2047

Raymond James	11,340	Record	9.29%
Omnibus for Mutual Funds
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

State Street Bank and Trust Co. Cust.	9,815	Record	8.04%
IRA FBO Allan R. Koczur
Cambridge, MN 55008-2414

Charles Schwab & Co. Inc.	7,923	Record	6.49%
Special Custody Acct. FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
State Street Bank and Trust Co. Cust.	7,599	Record	6.22%
IRA Terry J. King
Cambridge, MN 55008-6972

NFS LLC FEBO	6,357	Record	5.21%
NFC/FMTC IRA
FBO Michael R. Smigliani
Hanover, MA 02339

Royce Global Value Fund
Service Class

Charles Schwab & Co., Inc.	315,014	Record	19.15%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	149,240	Record	9.07%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

RBC Capital Markets LLC	146,856	Record	8.93%
Mutual Funds Omnibus Processing
Omnibus
Attn: Mutual Funds Ops Manager
510 Marquette Ave S
Minneapolis, MN 55402-1110

Pershing LLC	96,355	Record	5.86%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	93,926	Record	5.71%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Great-West Trust Company LLC TTEE	91,856	Record	5.58%
Employee Benefits Clients 401K
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Global Value Fund
Investment Class

Raymond James	783,368	Record	33.96%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Morgan Stanley Smith Barney	295,685	Record	12.82%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	278,734	Record	12.08%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	254,694	Record	11.04%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

First Clearing LLC	172,375	Record	7.47%
Special Custody Acct for the Exclusive
Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

UBS WM USA	163,151	Record	7.07%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

MLPF&S For the Sole Benefit of	134,116	Record	5.81%
its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Royce Global Value Fund
Consultant Class

Morgan Stanley Smith Barney	128,401	Record	18.99%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	60,854	Record	9.00%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Charles Schwab & Co. Inc.	42,715	Record	6.32%
Special Custody Acct. FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Global Value Fund
K Class

Charles M. Royce	2,431	Record and	100%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Royce Global Value Fund
R Class

Charles M. Royce	4,452	Record and	100%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Royce European Small-Cap Fund
Investment Class

Pershing LLC	145,839	Record	49.89%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	25,751	Record	8.81%
FEBO Our Customers
Attn: Mutual Fund Dept., 4th Floor
499 Washington Boulevard
Jersey City, NJ 07310-2010

Kimberly Yellin	25,680	Record	8.79%
New York, NY 10075-0744

Charles Schwab & Co. Inc.	23,813	Record	8.15%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

LPL Financial	23,229	Record	7.95%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-3091

David A. Nadel & Nicole M	15,640	Record and	5.35%
Feliciano JT WROS		Beneficial
c/o Royce & Associates LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
David A. Nadel	14,868	Record and	5.09%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce European Small-Cap Fund
Service Class

National Financial Services	422,660	Record	25.29%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	378,816	Record	22.67%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	176,997	Record	10.59%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

Pershing LLC	151,322	Record	9.06%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial	119,283	Record	7.14%
9875 Towne Centre Drive
San Diego, CA 92121-1968

Charles M. Royce	114,069	Record and	6.83%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Royce International Small-Cap Fund
Investment Class

Pershing LLC	51,352	Record	97.43%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce International Small-Cap Fund
Service Class

First Clearing LLC	1,152,545	Record	61.16%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St, Louis, MO 63103-2523

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
National Financial Services	182,301	Record	9.67%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

TD Ameritrade Inc. for the Exclusive	118,285	Record	6.28%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

Charles Schwab & Co., Inc.	98,165	Record	5.21%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce International Small-Cap Fund
Institutional Class

Charles Schwab & Co., Inc.	35,813	Record	13.95%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments, LLC	219,929	Record and	85.69%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

Royce Micro-Cap Opportunity Fund
Investment Class

Charles Schwab & Co., Inc.	1,332,815	Record	52.05%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	382,238	Record	14.93%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Blanche I. Hench &	171,159	Record and	6.68%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Micro-Cap Opportunity Fund
Service Class

National Financial Services	116,462	Record	69.70%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	23,549	Record	14.09%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	15,868	Record	9.50%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce International Premier Fund
Investment Class

Charles Schwab & Co. Inc.	120,623	Record	59.69%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	49,923	Record	24.70%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	23,168	Record	11.46%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce International Premier Fund
Service Class

Royce Family Investments, LLC	208,151	Record and	31.29%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

National Financial Services	111,605	Record	16.78%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Charles Schwab & Co. Inc.	105,293	Record	15.83
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	102,776	Record	15.45%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce International Micro-Cap Fund
Service Class

Charles Schwab & Co. Inc.	151,619	Record	23.58%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	92,593	Record	14.40%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Charles M. Royce	81,881	Record and	12.73
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Pershing LLC	61,693	Record	9.60%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Family Investments LLC	38,776	Record and	6.03%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

The Royce Family Fund Inc.	37,396	Record and	5.82
DTD 10/23/06		Beneficial
c/o Charles M. Royce
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

National Financial Services	35,430	Record	5.51%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Royce Special Equity Multi-Cap Fund
Service Class

Pershing LLC	730,826	Record	19.53%
P.O. Box 2052
Jersey City, NJ 07303-2052

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Vincent Meyer	532,050	Record	14.22%
Les Fils Dreyfus & Cie SA
Banquiers Aeschenvorstadt 16
Attn: Pierre Henri Bolle
4002 Basel, Switzerland

TD Ameritrade Inc. for the Exclusive	485,978	Record	12.99%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

National Financial Services	476,778	Record	12.74%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	402,176	Record	10.75%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Special Equity Multi-Cap Fund
Investment Class

Stifel & Nicolaus & Co. Inc.	1,185,675	Record	21.25%
Exclusive Benefit of our Customers
501 N. Broadway
St. Louis, MO 63102-2188

Morgan Stanley Smith Barney	1,136,656	Record	20.38%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	1,013,640	Record	18.17%
Omnibus for Mutual Funds
House Acct
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	313,684	Record	5.62%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Special Equity Multi-Cap Fund
Institutional Class

NFS LLC FEBO	1,323,715	Record	48.45%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
NFS LLC FEBO	767,178	Record	28.08%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

UBS WM USA	322,997	Record	11.82%
Attn: Department Mgr.
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Charles Schwab & Co., Inc.	153,742	Record	5.63%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Special Equity Multi-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	663,465	Record	85.45%
Harborside Financial Center Plaza
23rd Floor
Jersey City, NJ 07311

Fund and Share Class	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

As of November 30, 2015, all of the trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the relevant classes of the Funds as indicated in the following table. Except as noted below, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the remaining classes of the Funds.

Fund	Class	Approximate Percentage Owned
Royce Heritage Fund	Investment	4.78%
Royce Opportunity Fund	Consultant	3.17%
Royce Opportunity Fund	Institutional	1.80%
Royce Low-Priced Stock Fund	Institutional	1.38%
Royce Small-Cap Value Fund	Investment	3.63%
Royce Small-Cap Value Fund	Institutional	1.72%
Royce Smaller-Companies Growth Fund	Investment	1.60%
Royce Smaller-Companies Growth Fund	Institutional	5.85%
Royce Small-Cap Leaders Fund	Investment	11.52%
Royce Small-Cap Leaders Fund	R	8.14%
Royce Global Financial Services Fund	Service	5.70%
Royce Dividend Value Fund	Investment	2.40%
Royce Dividend Value Fund	Consultant	1.82%
Royce Dividend Value Fund	Institutional	45.80%
Royce Global Value Fund	Investment	6.04%
Royce Global Value Fund	K	100%
Royce Global Value Fund	R	99.97%
Royce European Small-Cap Fund	Service	6.90%
Royce European Small-Cap Fund	Investment	21.68%
Royce International Small-Cap Fund	Institutional	98.99%
Royce Micro-Cap Opportunity Fund	Investment	10.96%
Royce Micro-Cap Opportunity Fund	Service	1.27%
Royce Special Equity Multi-Cap Fund	Investment	7.54%
Royce Special Equity Multi-Cap Fund	Institutional	5.34%
Royce International Premier Fund	Service	32.07%
Royce International Premier Fund	Investment	6.30%
Royce International Micro-Cap Fund	Service	50.44%
Royce Micro-Cap Opportunity Fund	Investment	10.96%
Royce Micro-Cap Opportunity Fund	Service	1.27%

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees with respect to each Fund:

Annual Rate
Fund	of Fund’s Average Net Assets

Royce Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000, and
.75% of any additional average net assets

Royce Premier Fund	1.00% of first $2,000,000,000,
Royce Low-Priced Stock Fund*	.95% of next $2,000,000,000,
Royce Total Return Fund	.90% of next $2,000,000,000, and
Royce Heritage Fund	.85% of any additional average net assets
Royce Opportunity Fund
Royce Special Equity Fund
Royce Small-Cap Value Fund
Royce Smaller-Companies Growth Fund

Annual Rate
Fund	of Fund’s Average Net Assets

Royce Small-Cap Leaders Fund
Royce Global Financial Services Fund
Royce Dividend Value Fund
Royce Micro-Cap Opportunity Fund

Royce Micro-Cap Fund**	1.25% of first $2,000,000,000,
Royce International Micro-Cap Fund**	1.20% of next $2,000,000,000,
1.15% of next $2,000,000,000, and
1.10% of any additional average net assets

Royce European Small-Cap Fund***	1.00% of first $2,000,000,000,
Royce Global Value Fund***	0.95% of next $2,000,000,000,
Royce International Small-Cap Fund***	0.90% of next $2,000,000,000, and
Royce International Premier Fund***	0.85% of any additional average net assets

Royce Special Equity Multi-Cap Fund	.85% of first $2,000,000,000,
.80% of next $2,000,000,000,
.75% of next $2,000,000,000, and
.70% of any additional average net assets

__________________
* Such fee rate in respect of Royce Low-Priced Stock Fund became effective on July 1, 2014. The fee rate prior to that date was 1.15% of the first $2,000,000,000, 1.10% of the next $2,000,000,000, 1.05% of the next $2,000,000,000, and 1.00% of any additional average net assets.

** Such fee rates in respect of Royce Micro-Cap Fund and Royce International Micro-Cap Fund became effective as of May 1, 2015 and July 1, 2015, respectively. The fee rate for each Fund prior to the relevant date was 1.30% of first $2,000,000,000, 1.25% of the next $2,000,000,000, 1.20% of the next $2,000,000,000, and 1.15% of any additional average net assets.

*** Such fee rate in respect of each Fund became effective on January 1, 2016. The fee rate for the period July 1, 2015 to January 1, 2016 was 1.10% of the first $2,000,000,000, 1.05% of the next $2,000,000,000, 1.00% of the next $2,000,000,000, and 0.95% of any additional average net assets. The fee rate for each Fund for the period January 1, 2015 to June 30, 2015 was 1.25% of the first $2,000,000,000, 1.20% of the next $2,000,000,000, 1.15% of the next $2,000,000,000, and 1.10% of any additional average net assets.

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Heritage, Royce Opportunity, Royce Special Equity, Royce Small-Cap Value, Royce Smaller-Companies Growth, Royce Small-Cap Leaders, Royce Global Financial Services, Royce Dividend Value, Royce Global Value, Royce European Small-Cap, Royce International Small-Cap, Royce Micro-Cap Opportunity, Royce Special Equity Multi-Cap, and Royce International Premier Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

Under such Investment Advisory Agreements, Royce: (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Board; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, “Administration Agreement” for more information.

For each of the three years ended December 31, 2012, 2013, and 2014, as applicable, Royce received advisory fees from each Fund (net of any amounts waived by Royce with respect to a Fund) and waived advisory fees payable to it, as follows:

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce Pennsylvania Mutual Fund
2012	44,654,744	-
2013	49,966,499	-
2014	49,733,575	-

Royce Micro-Cap Fund
2012	14,763,517	-
2013	11,524,346	-
2014	9,122,354	-

Royce Premier Fund
2012	64,565,815	-
2013	65,018,474	-
2014	61,049,392	-

Royce Low-Priced Stock Fund
2012	41,094,630	-
2013	25,166,375	-
2014	11,580,352	-

Royce Total Return Fund
2012	43,907,098	-
2013	50,001,013	-
2014	48,817,291	-

Royce Heritage Fund
2012	2,713,893	-
2013	3,117,097	-
2014	3,626,249	-

Royce Opportunity Fund
2012	17,728,592	-
2013	22,472,299	-
2014	24,483,790	-

Royce Special Equity Fund
2012	27,559,900	-
2013	32,834,168	-
2014	31,513,578	-

Royce Small-Cap Value Fund
2012	14,921,949	-
2013	12,229,311	-
2014	10,195,490	-

Royce Smaller-Companies Growth Fund
2012	17,718,634	-
2013	13,926,058	-
2014	10,730,642	-

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce Small-Cap Leaders Fund
2012	3,558,074	-
2013	2,972,121	-
2014	2,686,076	-

Royce Global Financial Services Fund
2012	98,278	59,875
2013	185,444	113,257
2014	488,324	96,708

Royce Dividend Value Fund
2012	3,467,240	-
2013	5,404,314	3,460
2014	5,891,874	85,816

Royce Global Value Fund
2012	3,843,650	-
2013	3,364,125	-
2014	2,422,039	-

Royce European Small-Cap Fund
2012	125,570	69,160
2013	139,492	118,335
2014	343,321	39,450

Royce International Small-Cap Fund
2012	195,920	-
2013	273,648	121,593
2014	530,543	84,408

Royce Micro-Cap Opportunity Fund
2012	29	1,056
2013	42,291	39,965
2014	201,525	9,238

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce International Premier Fund
2012	-	52,466
2013	10,919	82,195
2014	93,930	68,939

Royce International Micro-Cap Fund
2012	-	54,549
2013	-	60,460
2014	-	74,585

Royce Special Equity Multi-Cap Fund
2012	786,233	26,071
2013	1,538,722	13,389
2014	1,948,296	16,590

ADMINISTRATION AGREEMENT

Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Board, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2013 and 2014, Royce received $3,618,402 and $3,547,589, respectively, in reimbursements from the various series of The Royce Fund.

PORTFOLIO MANAGERS

The following table shows the dollar range of each Fund’s shares owned beneficially and of record by each Fund’s Lead Portfolio Managers, Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. Ownership information in the table is provided as of December 31, 2014.

Portfolio Manager Investments in Each Fund

Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**

Royce Pennsylvania Mutual Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Micro-Cap Fund
Jenifer L. Taylor (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
James P. Stoeffel (Co-Portfolio Manager)	None	None
Brendan Hartman (Assistant Portfolio Manager)	None	None

Royce Premier Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Steven G. McBoyle (Assistant Portfolio Manager)	None	$100,001 - $500,000

Royce Low-Priced Stock Fund
James P. Stoeffel (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
James J. Harvey (Assistant Portfolio Manager)	None	None
William A. Hench (Assistant Portfolio Manager)	None	None
Carl Brown (Assistant Portfolio Manager)	None	None

Royce Total Return Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
George Necakov (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Heritage Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Steven G. McBoyle (Portfolio Manager)	None	$100,001 - $500,000

Royce Opportunity Fund
Boniface A. Zaino (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Assistant Portfolio Manager)	None	None

Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**

Royce Small-Cap Value Fund
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	None	None

Royce Smaller-Companies Growth Fund
James A. Skinner (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Carl Brown (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Small-Cap Leaders Fund
Lauren A. Romeo (Lead Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Global Financial Services Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	$50,001 - $100,000	$50,001 - $100,000

Royce Dividend Value Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
James J. Harvey (Assistant Portfolio Manager)	None	None

Royce Global Value Fund
David A. Nadel (Lead Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
James J. Harvey (Portfolio Manager)	None	None
Steven G. McBoyle (Portfolio Manager)	None	$1 - $10,000
Dilip P. Badlani (Portfolio Manager)	None	None

Royce European Small-Cap Fund
David A. Nadel (Co-Portfolio Manager)	None	$50,001 - $100,000
Mark Rayner (Co-Portfolio Manager)	None	None

Royce International Small-Cap Fund
James J. Harvey (Co-Portfolio Manager)	None	None
Dilip P. Badlani (Co-Portfolio Manager)	None	None
Mark Rayner (Assistant Portfolio Manager)	None	None

Royce Micro-Cap Opportunity Fund
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Boniface A. Zaino (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**

Royce International Premier Fund
David A. Nadel (Portfolio Manager)	$1 - $10,000	$10,000 - $50,000
Mark Rayner (Assistant Portfolio Manager)	None	None

Royce International Micro-Cap Fund
James J. Harvey (Co-Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
Dilip P. Badlani (Co-Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000

Royce Special Equity Multi-Cap Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Assistant Portfolio Manager)	None	None

*This column reflects investments in a Fund’s shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

**Includes, in addition to amounts reported in the previous column, unvested amounts held as “phantom shares” in the Fund on the Portfolio Manager’s behalf through Royce’s deferred compensation arrangements.

Description of Portfolio Manager Compensation Structure

Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, Performance-Related Variable Compensation (generally the largest element of each Portfolio Manager’s compensation with the exception of Charles M. Royce), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager’s compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.
-
PERFORMANCE-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Performance-Related Variable Compensation that is either asset-based, or revenue-based and therefore in part based on the value of the net assets of the account for which he or she is being compensated, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Performance-Related Variable Compensation received by Charles M. Royce that relates to each of RMT and RVT is performance-based fee revenue. For all Portfolio Managers, other than Boniface A. Zaino, William A. Hench and Charles R. Dreifus, the Performance-Related Variable Compensation applicable to the registered investment company accounts managed by the Portfolio Manager is subject to downward adjustment or elimination based on a combination of 3-year, 5-year and 10-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar (as of December 31, 2014 there were 395 such Funds tracked by Morningstar), the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes and absolute returns over the prior full market cycle and current cycle to date vs. the accounts’ benchmark. The Performance-Related Variable Compensation applicable to non-registered investment company accounts managed by a Portfolio Manager is not subject to performance-related adjustment.

Payment of the Performance-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Performance-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager’s total direct, indirect beneficial and deferred unvested investments in the Royce registered investment company accounts for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Portfolio Managers receive quarterly variable compensation based on Royce’s net revenues.

-	BENEFIT PACKAGE. Portfolio Managers also receive benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce’s 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce’s parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Manager’s overall compensation.

Charles M. Royce, in addition to the above-described compensation, also receives variable compensation based on Royce’s retained pre-tax operating profit. This variable compensation, along with the Performance-Related Variable Compensation and Firm-Related Variable Compensation, generally represents the most significant element of Mr. Royce’s compensation. A portion of the above-described compensation payable to Mr. Royce relates to his responsibilities as Royce’s Chief Executive Officer.

Other Portfolio Manager Accounts

The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2014. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

Charles M. Royce
	Registered investment companies	16	$18,713,665,670	2	$1,619,442,612

	Private pooled investment vehicles	1	$26,347,186	1	$26,347,186

	Other accounts*	12	$62,833,243	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

Boniface A. Zaino
	Registered investment companies	2	$2,334,525,694	-	-

	Private pooled investment vehicles	3	$1,416,106,015	1	$18,559,806

	Other accounts*	-	-	-	-
Charles R. Dreifus
	Registered investment companies	2	$3,191,298,602	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	8	$457,489,546	-	-

Jay S. Kaplan
	Registered investment companies	5	$12,578,718,632	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

James A. Skinner
	Registered investment companies	1	$926,044,014	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Jenifer L. Taylor
	Registered investment companies	2	$1,041,428,759	-	-

	Private pooled investment vehicles	1	$9,587,959	-	-

	Other accounts*	-	-	-	-
James J. Harvey
	Registered investment companies	9	$2,055,642,205	1	$387,487,974

	Private pooled investment vehicles	1	$18,553,806	1	$18,553,806

	Other accounts*	-	-	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

George Necakov
	Registered investment companies	2	$4,664,333,701	-	-

	Private pooled investment vehicles	1	$5,202,377	-	-

	Other accounts*	-	-	-	-
William A. Hench
	Registered investment companies	3	$3,011,178,119	-	-

	Private pooled investment vehicles	2	$1,397,545,209	-	-

	Other accounts*	-	-	-	-
Chris E. Flynn
	Registered investment companies	5	$6,427,192,932	2	$1,619,442,612

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-
Lauren A. Romeo
	Registered investment companies	6	$13,505,769,408	1	$1,231,954,638

	Private pooled investment vehicles	3	$819,156,888	-	-

	Other accounts*	-	-	-	-
David A. Nadel
	Registered investment companies	8	$1,499,239,064	1	$1,231,954,638

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Steven G. McBoyle
	Registered investment companies	7	$9,066,599,096	-	-

	Private pooled investment vehicles	2	$122,127,176	-	-

	Other accounts*	-	-	-	-

Number of
Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

Carl Brown
	Registered investment companies	2	$1,602,696,439	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-
Brendan Hartman
	Registered investment companies	2	$1,041,428,759	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

James Stoeffel
	Registered investment companies	1	$676,652,425	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Dilip P. Badlani
	Registered investment companies	4	$142,501,738	-	-

	Private pooled investment vehicles	1	$3,439,295	-	-

	Other accounts*	-	-	-	-

Mark Rayner
	Registered investment companies	3	$62,580,297	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

  *Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds’ Rule 17j-1 Code of Ethics.

Potential Conflicts of Interest

Each Portfolio Manager’s day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a “bunched” order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account’s level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, “Portfolio Transactions” below.

As described above, there is a revenue-based component of each Portfolio Manager’s Performance-Related Variable Compensation and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce receives variable compensation based on Royce’s retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high-net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager’s compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (RVT and RMT) is based, in part, on performance-based fee revenues. RVT and RMT pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index.

Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). See “Code of Ethics and Related Matters” below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund’s shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. It was organized in November 1982 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Dividend Value Fund’s, Royce Global Value Fund’s, Royce International Premier Fund’s, and Royce Special Equity Multi-Cap Fund’s Consultant Classes’ respective average net assets, .50% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Small-Cap Leaders Fund’s, Royce Global Value Fund’s, and Royce International Premier Fund’s R Classes’ respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Small-Cap Leaders Fund’s, Royce Global Financial Services Fund’s, Royce Dividend Value Fund’s, Royce European Small-Cap Fund’s, Royce Global Value Fund’s, Royce International Small-Cap Fund’s, Royce Micro-Cap Opportunity Fund’s, Royce Special Equity Multi-Cap Fund’s, Royce International Micro-Cap Fund’s, and Royce International Premier Fund’s Service Classes’ respective average net assets; and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Small-Cap Leaders Fund’s, Royce Global Value Fund’s, and Royce International Premier Fund’s K Classes’ respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Dividend Value Fund’s, and Royce Special Equity Multi-Cap Fund’s Consultant Class shares redeemed less than 365 days from the date of their purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of pre-approved broker-dealers and other institutions. These exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. None of the Funds’ Investment Classes, W Classes, or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.

Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan.

The Plan may be terminated as to any Fund or class of shares: (i) by the vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or (ii) by the vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) by the vote of a majority of the entire Board.

While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

For the fiscal year ended December 31, 2014, RFS received distribution fees from the Funds as follows:

	Net	Distribution
	Distribution	Fees
	Fees	Waived

Royce Pennsylvania Mutual Fund - Service Class	$1,296,760	-
Royce Pennsylvania Mutual Fund - Consultant Class	7,297,087	-
Royce Pennsylvania Mutual Fund - R Class	200,653	-
Royce Pennsylvania Mutual Fund - K Class	26,724	-
Royce Micro-Cap Fund - Service Class	153,047	-
Royce Micro-Cap Fund - Consultant Class	1,014,916	-
Royce Premier Fund - Service Class	634,279	-
Royce Premier Fund - Consultant Class	631,726	-
Royce Premier Fund - R Class	152,285	-
Royce Premier Fund - K Class	18,268	-
Royce Low-Priced Stock Fund - Service Class	1,958,649	81,610
Royce Low-Priced Stock Fund - R Class	11,733	-
Royce Low-Priced Stock Fund - K Class	6,565	-
Royce Total Return Fund - Service Class	808,222	-
Royce Total Return Fund - Consultant Class	3,805,780	-
Royce Total Return Fund - R Class	337,249	-
Royce Total Return Fund - K Class	337,136	-
Royce Heritage Fund - Service Class	432,720	59,007
Royce Heritage Fund - Consultant Class	145,668	-
Royce Heritage Fund - R Class	26,355	-
Royce Heritage Fund - K Class	15,388	-
Royce Opportunity Fund - Service Class	459,522	-
Royce Opportunity Fund - Consultant Class	186,822	-
Royce Opportunity Fund - R Class	146,084	-
Royce Opportunity Fund - K Class	56,137	-
Royce Special Equity Fund - Service Class	707,407	-
Royce Special Equity Fund - Consultant Class	663,965	-
Royce Small-Cap Value Fund - Service Class	1,440,679	-
Royce Small-Cap Value Fund - Consultant Class	289,727	-
Royce Small-Cap Value Fund - R Class	175,601	-
Royce Small-Cap Value Fund - K Class	30,660	-
Royce Smaller-Companies Growth Fund - Service Class	1,610,600	140,052
Royce Smaller-Companies Growth Fund - Consultant Class	201,714	-
Royce Smaller-Companies Growth Fund - R Class	6,997	-
Royce Smaller-Companies Growth Fund - K Class	2,298	-
Royce Small-Cap Leaders Fund - Service Class	448,378	38,989
Royce Small-Cap Leaders Fund - R Class	12,103
Royce Small-Cap Leaders Fund - K Class	3,241	-
Royce Global Financial Services Fund -Service Class	134,557	11,701
Royce Dividend Value Fund - Service Class	873,246	36,385
Royce Dividend Value Fund - Consultant Class	3,305	-
Royce Global Value Fund - Service Class	102,079	-
Royce Global Value Fund - Consultant Class	252,144	-
Royce Global Value Fund – R Class	593	-
Royce Global Value Fund – K Class	65	-
Royce European Small-Cap Fund - Service Class	71,959	-
Royce International Small-Cap Fund - Service Class	114,949	-
Royce Micro-Cap Opportunity Fund - Service Class	817	-

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce International Premier Fund - Service Class	22,734	3,100
Royce International Micro-Cap Fund - Service Class	13,770	574
Royce Special Equity Multi-Cap Fund - Service Class	205,229	17,846
Royce Special Equity Multi-Cap Fund - Consultant Class	49,119	-

For the fiscal year ended December 31, 2014, all of the amounts paid by the various series of The Royce Fund under their Distribution Plans ($28,281,670) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses, and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2014 that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company. No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust’s Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are non-distribution related recordkeeping, account maintenance or other shareholder services.

As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of December 31, 2014, the financial intermediaries that Royce anticipates will receive payments from Royce’s own resources include:

ADP Broker-Dealer Inc.	Hartford Life	Principal Life
Advisors Clearing Network	Legg Mason	Reliance Trust Company
Ascensus	Lincoln National Life	Sammons (Midland)
CPI Qualified Plan Consultants	Mass Mutual Life Insurance	Schwab Brokerage
Daily Access Corp.	Matrix Settlement & Clearance Services	TIAA-CREF
Expertplan, Inc.	Mid-Atlantic Corp.	Voya
Fidelity Brokerage	Morgan Stanley Smith Barney	Wells Fargo
Fidelity Retirement	Nationwide Investment	Wilmington Trust
Great West Life	Pershing LLC	Xerox
Hand Benefit	Princor Financial Services

CUSTODIAN

State Street Bank and Trust Company (“State Street”) is the custodian for the securities, cash and other assets of each Fund but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street’s main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171.

State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS”) is the transfer agent and dividend disbursing agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by BFDS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PriceWaterhouse Coopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust’s independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PORTFOLIO TRANSACTIONS

Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

Royce is authorized, in accordance with Section 28(e) of the Exchange Act and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce’s receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

In some cases Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars.

Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio security transactions for the Funds or others.

Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Although Royce’s portfolio managers generally pre-allocate the majority of Royce’s purchase or sale orders to one or more of its client accounts, under such Guidelines and Procedures, Royce may place and execute unallocated orders with broker-dealers during the trading day and then allocate the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund. In addition, on a limited, infrequent basis, and in accordance with its written procedures, Royce may change initial allocations from one Royce client account to another when: (i) it is determined that a security is unsuitable or inappropriate for a particular Royce client account in the original allocation; (ii) there is a lack of cash in a Royce client account to whom a security is initially allocated; (iii) there is a client-imposed restriction on the purchase of the security being allocated; or (iv) the portfolio manager has decided to change his initial allocation for some other reason.

From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund’s portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund’s taxable shareholders.

During each of the three years ended December 31, 2012, 2013, and 2014, the Funds paid brokerage commissions as follows:

Fund	2012	2013	2014

Royce Pennsylvania Mutual Fund	$4,660,544	$5,594,829	$4,735,240
Royce Micro-Cap Fund	1,786,472	1,782,560	1,427,623
Royce Premier Fund	1,248,850	2,451,902	3,125,306
Royce Low-Priced Stock Fund	3,572,735	4,796,919	3,468,872
Royce Total Return Fund	2,329,860	2,592,213	2,909,290
Royce Heritage Fund	319,338	558,179	330,131
Royce Opportunity Fund	4,202,196	4,391,360	4,058,389
Royce Special Equity Fund	2,574,704	2,421,705	2,163,769
Royce Small-Cap Value Fund	1,636,688	2,102,345	1,426,229
Royce Smaller-Companies Growth Fund	3,951,286	3,214,507	2,436,131
Royce Small-Cap Leaders Fund	256,912	322,891	324,831
Royce Global Financial Services Fund	15,399	45,853	69,863
Royce Dividend Value Fund	387,051	577,585	397,663
Royce Select Fund I	77,613	87,319	4,734
Royce Global Value Fund	527,012	506,813	556,630
Royce European Small-Cap Fund	19,234	51,571	69,417
Royce International Small-Cap Fund	53,347	91,649	142,360
Royce Micro-Cap Opportunity Fund	18,016	67,823	104,780
Royce International Premier Fund	19,311	17,892	28,218
Royce International Micro-Cap Fund	16,653	22,562	29,632
Royce Special Equity Multi-Cap Fund	32,759	155,915	106,442

For the year ended December 31, 2014, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions

Royce Pennsylvania Mutual Fund	$3,406,657,492	$4,604,563
Royce Micro-Cap Fund	424,325,483	1,358,523
Royce Premier Fund	2,021,528,189	3,012,501
Royce Low-Priced Stock Fund	1,124,447,227	3,355,971
Royce Total Return Fund	1,930,549,350	2,764,389
Royce Heritage Fund	237,233,258	326,247
Royce Opportunity Fund	1,315,086,408	3,599,342
Royce Special Equity Fund	1,443,842,988	2,090,159
Royce Small-Cap Value Fund	996,257,641	1,410,638
Royce Smaller-Companies Growth Fund	1,204,901,900	2,334,758
Royce Small-Cap Leaders Fund	212,083,386	314,207
Royce Global Financial Services Fund	47,734,304	68,658
Royce Dividend Value Fund	288,551,866	391,849
Royce Global Value Fund	292,123,887	552,686
Royce European Small-Cap Fund	35,638,936	69,417
Royce International Small-Cap Fund	64,819,011	142,360
Royce Micro-Cap Opportunity Fund	33,197,249	84,982
Royce International Premier Fund	14,262,781	28,218
Royce International Micro-Cap Fund	11,471,400	29,623
Royce Special Equity Multi-Cap Fund	156,422,317	89,771

As of December 31, 2014, the aggregate values of the securities of regular broker-dealers purchased by a Fund during the year ended December 31, 2014 were as follows:

Fund	Issuer	Value
Royce Total Return Fund	Raymond James Financial, Inc.	$23,977,297
Royce Global Financial Services Fund		$836,434

Royce Dividend Value Fund	State Street Corporation	$5,510,700
Royce Heritage Fund		$3,603,150
Royce Global Financial Services Fund		$796,776
Royce Partners Fund*		$69,551
* Liquidating distribution paid on March 13, 2015 to shareholders of record on March 12, 2015.

CODE OF ETHICS AND RELATED MATTERS

Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if: (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans; (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control; or (iii) they first obtain permission to trade from a Royce Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

As of November 30, 2015, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $116 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $1 million.

PROXY VOTING POLICIES AND PROCEDURES

Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer’s board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to: (i) when certain securities are out on loan at the time of a record date; (ii) when administrative or operational constraints impede the ability to cast a timely vote, such as late receipt of proxy voting information; and/or (iii) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

In furtherance of Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Trust toll-free at (800) 221-4268 and on the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund’s Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

No earlier than 15 days after the end of each calendar quarter, the Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds’ website. Such disclosure will remain accessible on the Funds’ website until the posting of the portfolio holdings schedules for the next succeeding calendar quarter-end. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds’ website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds’ first and third quarters of the fiscal years. The Funds’ Form N-Q filings are available on the website of the Securities and Exchange Commission at http://www.sec.gov.

All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to

Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if: (i) more current information is necessary in order for the third party to complete its task and (ii) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce’s Chief Operating Officer, Royce’s General Counsel or the Trust’s Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

At the present time, the Trust has ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information with respect to the Funds:

State Street Bank and Trust Company - Information is provided daily with no time lag.
PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.
Sidley Austin LLP - Information is provided with Board materials with a time lag of less than one week to ten weeks, and may be provided at other times as needed.
Glass Lewis & Co. - Information is provided daily with no time lag.
Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag
Allied Printing Services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Automated Securities Clearance, LLC - Information is provided daily with no time lag.

Certain administrative employees of Legg Mason, Inc., Royce’s parent company, regularly have access to the Funds’ portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into formal confidentiality agreements with the broker-dealers. Also, the Board, Trust officers, and certain Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if, in Royce’s judgment, it could be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to the Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the 1940 Act).

Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund’s Chief Compliance Officer will report to the Board on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

The purchase and redemption price of each Fund’s shares is based on the relevant Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally at 4:00 p.m. Eastern Time), on each day that the NYSE is open. The NYSE ordinarily is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

Conditions may arise in the future which would, in the judgment of the Board or Royce, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. Such portfolio securities or other property of the Fund received by a shareholder as part of a redemption in kind will remain subject to market risk. The sale of such portfolio securities or other property by a sharehoder will be subject to transaction costs and may result in adverse tax consequences. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund’s net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions in accordance with the Trust’s redemption in kind procedures, valued at the same value assigned to them in computing the Fund’s net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

As described in the Prospectus, under the Trust’s frequent trading policy, the Funds may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements are intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

If it so qualifies, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Code imposes a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. Shareholders of certain Funds that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim Federal tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund will be eligible to elect to “pass through” such taxes to their shareholders in this manner.

If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules.

As of December 31, 2014, the following Funds had capital loss carryforwards:

	Capital Loss	Capital Loss	Capital Loss	Capital Loss
	Carryforward to	Carryforward to	Carryforward to	Carryforward
	12/31/16	12/31/17	12/31/18	with no Expiration

Royce Global Value Fund	-	7,981,106	-	$32,992,507
Royce International Micro-Cap Fund	-	-	-	$415,411

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement when a Fund recognizes non-cash “phantom” income (including situations in which the Fund has made one of the elections described above relating to a PFIC investment) and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of the Fund’s ordinary income dividends and reduce the amount of qualified dividend income and income eligible for the dividends received deduction that the Fund is able to pass through to its shareholders.

A Fund’s transactions in options will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (as short-term or long-term), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

Taxation of U.S. Shareholders

The following discussions are limited to the Federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for Federal income tax purposes, is: (i) a citizen or resident (as defined in the Code) of the United States; (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia; (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source; or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

Distributions

For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. Distributions of “qualified dividend income” to non-corporate shareholders are taxable at a maximum marginal federal income tax rate of 20%. A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. The non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder’s alternative minimum taxable income.)

So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by a Fund, although fully includible in income, currently are taxed at a maximum marginal federal income tax rate of 20%.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of certain trusts and estates.

Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder’s basis, will be taxable as capital gain assuming the shareholder holds its Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may: (i) constitute taxable income, as “unrelated business taxable income” (“UBTI”), for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset against net operating losses for tax purposes; and (iii) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Each Fund will send written notices to shareholders regarding the amount and federal income tax status of all distributions made by the Fund during each calendar year.

A Fund is also generally required by law to report to each shareholder and to the IRS cost basis information for shares of the Fund purchased on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. There requirements, however, will not apply for investments through an IRA or other tax-advantaged account. Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these cost basis reporting requirements apply to them. For shares of a Fund purchased before January 1, 2012, these new requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

Back-up Withholding/Withholding Tax

Under the Code, certain non-corporate shareholders may be subject to back-up withholding taxes on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Fund to withhold from distributions to any shareholder who does not certify to the Fund that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. The IRS will disallow a loss to the extent that the Fund shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

* * *

The foregoing relates to Federal income taxation. Changes in Federal income tax law occurring after the date of this Statement of Additional Information may be retroactive and may significantly affect the Federal income tax matter addressed above.

An investment in a Fund may have consequences under state and local tax law, about which investors are urged to consult their own tax advisers.

Royce Heritage Fund

Gift Taxes

An investment in Royce Heritage Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if: (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion ($14,000 for the calendar year 2015) to the same individual during that year; (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as “split gifts” (i.e., treated as having been made one-half by each of them for gift tax purposes); or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $14,000.

No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes ($5,430,000 for calendar year 2015). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. All gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes

Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion generally will be a taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her GST tax exemption (currently $5,430,000) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 40%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See “Gift Taxes” above.

Income Taxes

The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 20%, respectively).

Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal federal income tax rate for ordinary income and short-term capital gains (currently, 39.6%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long-term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition that would cause capital gain or loss to be realized by the Beneficiary (or, if he or she has died, by his or her estate). Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation With Qualified Tax Adviser

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Heritage Fund.

DESCRIPTION OF THE TRUST

Trust Organization

The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of The Royce Fund, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of the Board.

The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Eighteen (18) Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights.

Royce Premier and Royce Total Return Fund offer seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Pennsylvania Mutual Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Low-Priced Stock Fund and Royce Small-Cap Leaders Fund offer five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and an Institutional Class; Royce Global Value Fund and Royce International Premier Fund offer five classes of shares, a Service Class, an Investment Class, a Consultant Class, an R Class and a K Class; Royce Special Equity Fund, Royce Dividend Value Fund, and Royce Special Equity Multi-Cap Fund offer four classes of shares, a Service Class, an Investment Class, an Institutional Class and a Consultant Class; Royce Micro-Cap Fund offers three classes of shares, a Service Class, an Investment Class, and a

Consultant Class; Royce International Small-Cap Fund offers three classes of shares, a Service Class, an Investment Class and an Institutional Class; Royce European Small-Cap Fund and Royce Micro-Cap Opportunity Fund offer two classes of shares, a Service Class and an Investment Class; and Royce Global Financial Services Fund offers two classes of shares, a Service Class and an Institutional Class. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights. Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by The Royce Fund, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For U.S. federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss.

Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective February 15, 2008, Royce International Value Fund and Royce International Small-Cap Fund changed their names to Royce Global Value Fund and Royce European Small-Cap Fund, respectively. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund. Effective May 1, 2012, Royce Discovery Fund changed its name to Royce Micro-Cap Discovery Fund. Effective May 1, 2015, Royce Value Fund, Royce Value Plus Fund, and Royce Opportunity Select Fund changed their names to Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Micro-Cap Opportunity Fund, respectively. Effective June 15, 2015, Royce Financial Services Fund, Royce European Smaller-Companies Fund, and Royce International Smaller-Companies Fund changed their names to Royce Global Financial Services Fund, Royce European Small-Cap Fund, and Royce International Small-Cap Fund, respectively. Effective September 15, 2015, Royce 100 Fund changed its name to Royce Small-Cap Leaders Fund.

On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

Seven of the nine Trustees currently in office were elected by the Trust’s shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

The trustee of the Royce Heritage Fund trusts will send notices of meetings of Royce Heritage Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Heritage Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Heritage Fund shares for which proxies are returned.

Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

EXHIBIT A

June 5, 2003, as amended
Through April 30, 2015

Royce & Associates Proxy Voting Guidelines and Procedures

These procedures apply to Royce & Associates, LLC (“Royce”) and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies (“The Royce Funds”), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have delegated proxy voting authority to Royce. Such authority is determined at the inception of each client account and generally: (i) is specifically authorized in the applicable investment management agreement or other written instrument or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to it in the applicable investment management agreement. The Boards of Trustees/Directors of The Royce Funds (the “Boards”) have delegated all proxy voting decisions to Royce subject to these policies and procedures. Notwithstanding the above, from time to time the Boards may reserve voting authority for specific securities.

Receipt of Proxy Material. Under the oversight of the Head of Administration, a Trade Processing Assistant designated by him is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. The Head of Administration or his designee use Glass Lewis’ ballot reconciliation tool that is directly tied to the daily holdings provided to them by Royce. Proxies are voted electronically and hard copies of any research notes made on the proxy material are stored.

Voting of Proxies. Once proxy material has been received, it is then promptly reviewed by the designated Trade Processing Assistant to evaluate the issues presented. The Head of Administration or his designee, in consultation with a Co-Chief Investment Officer, develops and updates a list of matters Royce treats as “regularly recurring” and is responsible for ensuring that the designated Trade Processing Assistant has an up-to-date list of these matters at all times, including instructions from a Royce Co-Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of “regularly recurring” matters include non-contested elections of directors and non-contested approval of independent auditors. Non-“regularly recurring” matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from Glass Lewis & Co., an independent third party research firm, the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. Portfolio Managers may instruct the Head of Administration that they do not want the regularly recurring matters to be voted in accordance with the standing instructions for their accounts and individual voting instructions on all votes, both regularly recurring and non-regularly recurring, will be obtained from such Portfolio Managers.

a.
From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

The designated Trade Processing Assistant reviews all proxy votes collected from Royce’s portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce’s portfolio managers, as described above, the designated Trade Processing Assistant then presents these proposed votes to the Head of Administration, or his designee, and a Co-Chief Investment Officer. A Co-Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different portfolio managers. The Head of Administration, or his designee, maintains a log of all votes including when different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both a Co-Chief Investment Officer and Head of Administration, or his designee, allowing such differing votes. The Head of Administration, or his designee, performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

b.
There are many circumstances that might cause Royce to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis as described above.

c.
A portfolio manager may, on occasion, determine to take no action on a proxy or a specific proxy item and not submit a vote when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account’s best interest to vote.

d.	When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

e.
If a security is on loan under The Royce Funds’ Securities Lending Program with State Street Bank and Trust Company (“Loaned Securities”), the Head of Administration, or his designee, will recall the Loaned Securities and request that they be delivered within the customary settlement period after the notice, to permit the exercise of their voting rights if the number of shares of the security on loan would have a material effect on The Royce Funds’ voting power at the up-coming stockholder meeting. A material effect is defined for this purpose as any case where the Loaned Securities are 1% or more of a class of a company’s outstanding equity securities. A quarterly report detailing any exceptions that occur in recalling Loaned Securities will be given to the Boards.

Custodian banks are authorized to release all proxy ballots held for Royce client account portfolios to Glass Lewis & Co. for voting, utilizing the Viewpoint proxy voting platform. Substantially all portfolio companies utilize Broadridge to collect their proxy votes.

Under the oversight of the Head of Administration, or his designee, the designated Trade Processing Assistant is responsible for voting all proxies in a timely manner. Votes are returned to Broadridge using Viewpoint as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4:00 pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest. The designated Trade Processing Assistant reviews reports generated by Royce’s portfolio management system (“Quest PMS”) that set forth by record date, any security held in a Royce client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Compliance Department develops and updates the list of such public companies or their known affiliates and this list is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the “conflicts reports” are brought to the attention of the Compliance Department by the designated Trade Processing Assistant. An R&A Compliance Officer then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Glass Lewis & Co.). The Trade Processing Assistant under the supervision of the Head of Administration, maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by a Co-Chief Investment Officer before the relevant votes are cast.

Recordkeeping. A record of the issues and how they are voted is stored in the Viewpoint system for 7 years. Copies of all physically executed proxy cards, all proxy statements (with it being permissible to rely on proxy statements filed and available on Edgar) and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained by the Trade Processing Assistant in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. In addition, copies of each written client request for information on how Royce voted proxies on behalf of that client, and a copy of any written response by Royce to any (written or oral) client request for information on how Royce voted proxies on behalf of that client will be maintained by Royce’s Head of Administration and/or Royce’s Director of Alternative Investments, or their designee (depending on who received such request) for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. Royce’s Compliance Department shall maintain a copy of any proxy voting policies and procedures in effect at any time within the last five years.

Disclosure. Royce’s proxy voting procedures will be disclosed to clients upon commencement of a client account. Thereafter, proxy voting records and procedures are generally disclosed to those clients for which Royce has authority to vote proxies as set forth below:
-
The Royce Funds – proxy voting records are disclosed annually on Form N-PX (with such voting records also available at www.roycefunds.com). Proxy voting procedures are available in the Statement of Additional Information for the open-end funds, in the annual report on Form N-CSR for the closed-end funds and at www.roycefunds.com.

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Limited Liability Company and Limited Partnership Accounts – proxy voting records are disclosed to members/partners upon request and proxy voting procedures (along with a summary thereof) are provided to members/partners annually (and are available at www.roycefunds.com).

-	Separate Accounts – proxy voting records and procedures are disclosed to separate account clients annually.

PART C - OTHER INFORMATION

Item 28.		Exhibits:

	(a)(1)	Trust Instrument dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

	(a)(2)	Certificate of Trust dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

	(b)	By-laws dated, April, 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

	(c)	Instrument Defining Rights of Security Holders. See Article IV. “Series; Classes; Shares” and Article VI. “Shareholders’ Voting Powers and Meetings” of the Trust Instrument. See also, Article V. “Meetings of Shareholders” of By-laws.

	(d)(1)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class and Service Class, R Class and K Class), Royce Heritage Fund (K Class, R Class and Institutional Class), Royce Opportunity Fund (R Class), Royce Special Equity Fund (Service Class), Royce Value Plus Fund (K Class and R Class), Royce 100 Fund (K Class, R Class and Institutional Class), Royce Micro-Cap Discovery Fund (formerly, Royce Discovery Fund) (Service Class), Royce Financial Services Fund (Service Class), Royce Dividend Value Fund (Institutional Class), Royce Global Value Fund (Service Class, Consultant Class, K Class and R Class), Royce European Smaller-Companies Fund (Service Class), Royce International Smaller-Companies Fund (Service Class), Royce International Premier Fund (Service Class), Royce International Micro-Cap Fund (Service Class), Royce Opportunity Select Fund (Investment Class), each dated December 31, 2012, and for Royce Select Fund I (Investment Class), dated January 3, 2013, previously filed on April 30, 2013 with Post-Effective Amendment No. 115 to the Trust’s Registration Statement and hereby incorporated by reference.
	(d)(2)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Investment Class and Institutional Class), dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.
	(d)(3)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Heritage Fund (Investment Class), Royce Opportunity Fund (K Class), Royce 100 Fund (Service Class,), Royce Dividend Value Fund (Investment Class and Service Class) Royce Global Value Fund (Investment Class), dated December 31, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.
	(d)(4)	Investment Advisory Agreement between The Royce Fund (Royce Special Equity Multi-Cap Fund) and Royce & Associates, LLC, dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
	(d)(5)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Service Class), previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
	(d)(6)	Investment Advisory Agreements between The Royce Fund (Royce International Premier Fund and Royce International Micro-Cap Fund) and Royce & Associates, LLC, dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.
	(d)(7)	Investment Advisory Agreement between The Royce Fund (Royce Opportunity Select Fund) and Royce & Associates, LLC, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust’s Registration statement and hereby incorporated by reference.

(d)(8)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (R Class), Royce Premier Fund (R Class), Royce Heritage Fund (Consultant Class), Royce Total Return Fund (R Class) and Royce Value Fund (K Class and R Class) dated December 31, 2009, previously filed on April 27, 2010 with Post-Effective Amendment No. 98 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(9)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Total Return Fund (K Class) and Royce 100 Fund (Investment Class), dated December 31, 2008, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between The Royce Fund (Royce International Smaller-Companies Fund) and Royce & Associates, LLC, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(11)	Investment Advisory Agreements between The Royce Fund (Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund)) and Royce & Associates, LLC dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(12)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Service Class), Royce Opportunity Fund (Consultant Class) and Royce Value Fund (Consultant Class) dated December 31, 2006, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(13)	Investment Advisory Agreement between The Royce Fund (Royce Financial Services Fund) and Royce & Associates, LLC dated December 31, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between The Royce Fund (Royce Micro-Cap Discovery Fund (formerly, Royce Discovery Fund)) and Royce & Associates, LLC dated October 1, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(15)	Amendments to Investment Advisory Agreements between The Royce Fund (Royce Premier Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund (formerly, Royce Discovery Fund), Royce Financial Services Fund and Royce Dividend Value Fund) and Royce & Associates, LLC dated July 1, 2004, previously filed on February 28, 2005 with Post-Effective Amendment No. 68 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(16)	Investment Advisory Agreement between The Royce Fund (Royce Dividend Value Fund) and Royce & Associates, LLC dated April 30, 2004, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(17)	Investment Advisory Agreement between The Royce Fund (Royce 100 Fund) and Royce & Associates, LLC dated June 30, 2003, previously filed on June 30, 2003 with Post-Effective Amendment No. 62 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(18)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Premier Fund (Consultant Class), Royce Special Equity Fund (Consultant Class) and Royce Value Fund (Service Class (formerly, Investment Class)) dated December 31, 2003, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(19)	Investment Advisory Agreements between The Royce Fund (Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund), Royce Micro-Cap Fund, Royce Total Return Fund, Royce Low-Priced Stock Fund, Royce Opportunity Fund, Royce Premier Fund, Royce Special Equity Fund, Royce Heritage Fund, Royce Select Fund I, Royce Value Fund and Royce Value Plus Fund) and Royce & Associates, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(20)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Special Equity Multi-Cap Fund) and Royce & Associates, LLC, dated January 1, 2014, previously filed on January 14, 2014 with Post-Effective Amendment No. 119 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(21)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Opportunity Select Fund (Service Class), dated January 17, 2014, previously filed on January 17, 2014 with Post-Effective Amendment No. 120 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(22)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Special Equity Multi-Cap Fund (Service Class), and Royce Special Equity Multi-Cap Fund (Institutional Class), each dated January 1, 2014, previously filed on January 14, 2014 with Post-Effective Amendment No. 119 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(23)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class), Royce Low-Priced Stock Fund (Service Class), Royce Low-Priced Stock Fund (R Class), Royce Low-Priced Stock Fund (K Class), Royce Heritage Fund (K Class), Royce Heritage Fund (R Class), Royce Heritage Fund (Institutional Class), Royce Special Equity Fund (Service Class), Royce Value Plus Fund (K Class), Royce Value Plus Fund (R Class), Royce 100 Fund (K Class), Royce 100 Fund (R Class), Royce 100 Fund (Institutional Class), Royce Micro-Cap Discovery Fund (Service Class), Royce Financial Services Fund (Service Class), Royce Global Value Fund (Service Class), Royce Global Value Fund (Consultant Class), Royce Global Value Fund (R Class), Royce Global Value Fund (K Class), Royce European Smaller-Companies Fund (Service Class), Royce International Smaller-Companies Fund (Service Class), Royce International Premier Fund (Service Class), Royce International Micro-Cap Fund (Service Class), each dated December 31, 2013, and for Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Investment Class),and Royce Special Equity Multi-Cap Fund (Institutional Class), each dated January 1, 2014, previously filed on April 30, 2014 with Post-Effective Amendment No. 124 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(24)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Micro-Cap Fund) and Royce & Associates, LLC, dated January 1, 2015, previously filed on April 30, 2015 with Post-Effective Amendment No. 126 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(25)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated December 31, 2014, for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (R Class), Royce Low-Priced Stock Fund (K Class), Royce Heritage Fund (Consultant Class), Royce Heritage Fund (K Class), Royce Heritage Fund (R Class), Royce Heritage Fund (Institutional Class), Royce Special Equity Fund (Service Class), Royce Value Plus Fund (now Royce Smaller-Companies Growth Fund) (Investment Class), Royce Value Plus Fund (now Royce Smaller-Companies Growth Fund) (Consultant Class), Royce Value Plus Fund (now Royce Smaller-Companies Growth Fund) (K Class), Royce Value Plus Fund (now Royce Smaller-Companies Growth Fund) (R Class), Royce 100 Fund (Service Class), Royce 100 Fund (K Class), Royce 100 Fund (R Class), Royce 100 Fund (Institutional Class), Royce Micro-Cap Discovery Fund (Service Class), Royce Financial Services Fund (Service Class), Royce Dividend Value Fund (Institutional Class), Royce Dividend Value Fund (Consultant Class), Royce Global Value Fund (Service Class), Royce Global Value Fund (Investment Class), Royce Global Value Fund (Consultant Class), Royce Global Value Fund (R Class), Royce Global Value Fund (K Class), Royce European Smaller-Companies Fund (Investment Class), Royce European Smaller-Companies Fund (Service Class), Royce International Smaller-Companies Fund (Service Class), Royce International Smaller-Companies Fund (Investment Class), Royce International Smaller-Companies Fund (Institutional Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Service Class), Royce International Micro-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Institutional Class), Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Opportunity Select Fund (now Royce Micro-Cap Opportunity Fund) (Investment Class), and Royce Opportunity Select Fund (now Royce Micro-Cap Opportunity Fund) (Service Class) , previously filed on April 30, 2015 with Post-Effective Amendment No. 126 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(26)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Micro-Cap Fund (Service Class), dated May 1, 2015, previously filed on April 30, 2015 with Post-Effective Amendment No. 126 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(27)	Amended and Restated Investment Advisory Agreements, each dated July 1, 2015, between The Royce

Fund and Royce & Associates, LLC in respect of Royce Global Value Fund, Royce International Micro-Cap Fund, Royce International Premier Fund, Royce European Small-Cap Fund (formerly Royce European Smaller-Companies Fund), and Royce International Small-Cap Fund (formerly Royce International Smaller-Companies Fund), previously filed on October 26, 2015 with Post-Effective Amendment No. 128 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(28)	Amended and Restated Investment Advisory Agreements, each dated January 1, 2015, between The Royce Fund and Royce & Associates, LLC in respect of Royce Global Value Fund, Royce International Premier Fund, Royce European Small-Cap Fund (formerly Royce European Smaller-Companies Fund), and Royce International Small-Cap Fund (formerly Royce International Smaller-Companies Fund). Filed herewith.
(d)(29)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated January 1, 2016, for Royce Global Value Fund (Service Class), Royce Global Value Fund (Investment Class), Royce Global Value Fund (Consultant Class), Royce Global Value Fund (R Class), Royce Global Value Fund (K Class), Royce European Small-Cap Fund (Service Class), Royce European Small-Cap Fund (Investment Class), Royce International Small-Cap Fund (Service Class), Royce International Small-Cap Fund (Investment Class), Royce International Small-Cap Fund (Institutional Class), Royce International Premier Fund (Service Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Consultant Class), Royce International Premier Fund (R Class), Royce International Premier Fund (K Class), and Royce Global Financial Services Fund (Institutional Class). Filed herewith.
(e)(1)	Distribution Fee Agreements between Royce Dividend Value Fund (Consultant Class), Royce Opportunity Select Fund (Service Class) and Royce Special Equity Multi-Cap Fund (Consultant Class) and Royce Fund Services, Inc., dated December 12, 2013, previously filed on January 14, 2014 with Post-Effective Amendment No. 119 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(2)	Distribution Fee Agreement between Royce Global Value Fund (K Class and R Class) and Royce Fund Services, Inc., dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(3)	Distribution Fee Agreement between Royce Global Value Fund (Consultant Class) and Royce Fund Services, Inc., dated April 7, 2011, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(4)	Distribution Fee Agreement between Royce Special Equity Multi-Cap Fund (Service Class) and Royce Fund Services, Inc., dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(5)	Distribution Fee Agreements between Royce International Premier Fund (Service Class) and Royce International Micro-Cap Fund (Service Class) and Royce Fund Services, Inc., dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(6)	Distribution Fee Agreement between Royce International Smaller-Companies Fund (Service Class) and Royce Fund Services, Inc., dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(7)	Distribution Fee Agreements between Royce Global Value Fund (formerly, Royce International Value Fund) (Service Class), and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund) (Service Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(8)	Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Low-Priced Stock Fund (K Class), Royce Total Return Fund (K Class), Royce Heritage Fund (K Class and R Class), Royce Opportunity Fund (K Class), Royce Value Fund (K Class), Royce Value Plus Fund (K Class), and Royce 100 Fund (K Class and R Class) and Royce Fund Services, Inc. dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(9)	Distribution Fee Agreements between Royce Value Fund (R Class) and Royce Value Plus Fund (R Class) and Royce Fund Services, Inc. dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(10)	Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (R Class), Royce Premier Fund (R Class), Royce Low-Priced Stock Fund (R Class), Royce Total Return Fund (R Class) and Royce Opportunity Fund (R Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(11)	Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Service Class), Royce Heritage Fund (Consultant Class and Service Class), Royce Micro-Cap Fund (Service Class), Royce Opportunity Fund (Service Class), Royce Premier Fund (Service Class), Royce Total Return Fund (Service Class), Royce Special Equity Fund (Service Class), Royce 100 Fund (Service Class), Royce Low-Priced Stock Fund (Service Class), Royce Value Plus Fund (Service Class), Royce Value Fund (Service Class), Royce Micro-Cap Discovery Fund (formerly, Royce Discovery Fund) (Service Class) , Royce Financial Services Fund (Service Class) and Royce Dividend Value Fund (Service Class) and Royce Fund Services, Inc. dated May 1, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(12)	Distribution Fee Agreements between Royce Opportunity Fund (Consultant Class), Royce Value Plus Fund (Consultant Class) and Royce Value Fund (Consultant Class) and Royce Fund Services, Inc. dated March 24, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(e)(13)	Distribution Fee Agreements between Royce Premier Fund (Consultant Class) and Royce Special Equity Fund (Consultant Class) and Royce Fund Services, Inc. dated April 10, 2003, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(14)	Distribution Agreement between The Royce Fund and Royce Fund Services, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(15)	Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Consultant Class), Royce Micro-Cap Fund (Consultant Class) and Royce Total Return Fund (Consultant Class) and Royce Fund Services, Inc. dated October 15, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

(f)	Bonus and Profit Sharing Plans - n/a

(g)(1)	Special Custody and Pledge Agreement among The Royce Fund, Goldman Sachs and State Street Bank dated as of November 11, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.
(g)(2)	Form of Custodian Contract with State Street Bank and Trust Company dated as of December 31, 1985 and amendments dated December 11, 1987, May 13, 1988, April 7, 1992 and November 13, 1997, September 14, 2000, April 16, 2003 and June 30, 2005, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(h)(1)	Administration Agreement between The Royce Fund and Royce & Associates, LLC dated January 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(h)(2)	Form of Transfer Agency and Services Agreement between The Royce Fund and Royce Capital Fund and Boston Financial Data Services, Inc., dated as of April 4, 2009, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.

(i)	Legal Opinion, dated November 8, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.

(j)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(k)	Omitted Financial Statements - n/a

(l)(1)	Letter Agreements relating to the initial purchases of shares of Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund between The Royce Fund and: Charles M. Royce (Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and Royce Family Investments, LLC (Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and [George U. Wyper] (Royce International Premier Fund); and The Royce Fund and Charles R. Dreifus (Royce Special Equity Multi-Cap Fund), each dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
(l)(2)	Letter Agreement between The Royce Fund and William A. Hench relating to the initial purchase of shares of Royce Opportunity Select Fund, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust’s Registration statement and hereby incorporated by reference.
(l)(3)	Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce International Smaller-Companies Fund, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust’s Registration statement and hereby incorporated by reference.
(l)(4)	Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-

Companies Fund (formerly, Royce International Smaller-Companies Fund), previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(5)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Dividend Value Fund, previously filed on February 27, 2004 with Post-Effective Amendment No. 65 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(6)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Financial Services Fund, previously filed on October 17, 2003 with Post-Effective Amendment No. 64 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(7)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Micro-Cap Discovery Fund (formerly, Royce Discovery Fund) previously filed on July 23, 2003 with Post-Effective Amendment No. 63 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(8)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce 100 Fund, previously filed on May 30, 2003 with Post-Effective Amendment No. 61 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(9)	Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Value Fund and Royce Value Plus Fund, previously filed on May 7, 2001 with Post-Effective Amendment No. 54 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(10)	Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund I dated November 17, 1998, previously filed on February 22, 1999 with Post-Effective Amendment No. 49 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(11)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Special Equity Fund, previously filed on March 2, 1998 with Post-Effective Amendment No. 45 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(12)	Form of Letter Agreement between The Royce Fund and the Charles M. Royce 1992 Five Year Trust relating to the initial purchase of shares of Royce Heritage Fund, previously filed on November 22, 1995 with Post-Effective Amendment No. 34 to the Trust’s Registration Statement and hereby incorporated by reference.

(m)	Amended and Restated Distribution Plan of The Royce Fund, previously filed on February 29, 2012 with Post-Effective Amendment No. 108 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(1)	Rule 18f-3 Plans for Royce Dividend Value Fund and Royce Opportunity Select Fund, dated December 12, 2013, previously filed on January 14, 2014 with Post-Effective Amendment No. 119 to the Trust’s Registration Statement and hereby incorporated by reference.
(n)(2)	Rule 18f-3 Plan for Royce Dividend Value Fund, dated June 8, 2012, previously filed on June 8, 2012 with Post-Effective Amendment No. 112 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(3)	Rule 18f-3 Plans for Royce Global Value Fund and Royce Special Equity Multi-Cap Fund, dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(4)	Rule 18f-3 Plan for Royce Pennsylvania Mutual Fund, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(5)	Rule 18f-3 Plans for Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce 100 Fund dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(6)	Rule 18f-3 Plans for Royce Micro-Cap Fund and Royce Special Equity Fund dated May 1, 2007, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s Registration Statement and hereby incorporated by reference.
(n)(7)	Rule 18f-3 Plan for Royce Special Equity Multi-Cap Fund dated October 17, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(8)	Rule 18f-3 Plan for Royce International Smaller-Companies Fund dated October 17, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(9)	Rule 18f-3 Plan for Royce European Smaller-Companies Fund dated October 17, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(10)	Rule 18f-3 Plan for Royce International Premier Fund dated October 17, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(11)	Rule 18f-3 Plan for Royce Global Financial Services Fund dated September 9, 2015, previously filed on October 26, 2015 with Post-Effective Amendment No. 128 to the Trust’s Registration Statement and hereby incorporated by reference.
(n)(12)	Rule 18f-3 Plan for Royce International Premier Fund dated October 8, 2015, previously filed on October 26, 2015 with Post-Effective Amendment No. 128 to the Trust’s Registration Statement and hereby incorporated by reference.
(o)	Reserved.

(p)	Code of Ethics for The Royce Funds and The Royce Companies, as amended through April 22, 2015, previously filed on April 30, 2015 with Post-Effective Amendment No. 126 to the Trust’s Registration Statement and hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

(a) Article IX of the Trust Instrument of the Registrant provides as follows:

“ARTICLE IX
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a) Subject to the exceptions and limitations contained in Section 2(b) below:

(i)      Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)      The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i)      Who shall, in respect of the matter or matters involved, adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

(ii)      In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) By the court or other body approving the settlement;

(B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)       Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.”

(b) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates provides as follows:

“8.       Protection of the Adviser. The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion.”

(c) Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the Registrant and Royce Fund Services, Inc. provides as follows:

“9.       Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion.”

(d) The Fund, its officers and directors, R&A, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund’s stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $30,000,000, with a deductible amount of $500,000.

Item 31.   Business and Other Connections of Investment Advisers

Reference is made to the filings on Schedule D to the Form ADV, as amended, of Royce & Associates, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 32.   Principal Underwriters

Royce Fund Services, Inc. is the Registrant’s principal underwriter in connection with the sale of shares of the Registrant. Royce Fund Services, Inc. is also the principal underwriter in connection with the sale of shares of Royce Capital Fund. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 745 Fifth Avenue, New York, New York 10151.

	Positions and Offices	Positions and Offices
Name	with Underwriter	with Fund

Charles M. Royce	Director, Secretary	President
John D. Diederich	President	Director of Administration, Vice President

Item 33.   Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

The Royce Fund
745 Fifth Avenue
New York, New York 10151

State Street Bank and Trust Company
1776 Heritage Drive
John Adams Bldg., 2 North
North Quincy, Massachusetts 02171

Item 34.   Management Services

State Street Bank and Trust Company, a Massachusetts trust company (“State Street”), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

2014	$3,525,622
2013	$3,745,399
2012	$3,826,201

Item 35.   Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 23rd day of December, 2015.

The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the Commission approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

THE ROYCE FUND

By:	/s/ Christopher D. Clark
Christopher D. Clark, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Charles M. Royce	Trustee	December 23, 2015

Charles M. Royce

/s/ Christopher D. Clark	President and Trustee	December 23, 2015

Christopher D. Clark

/s/ Peter K. Hoglund	Treasurer	December 23, 2015

Peter K. Hoglund

/s/ Patricia W. Chadwick	Trustee	December 23, 2015

Patricia W. Chadwick

/s/ Richard M. Galkin	Trustee	December 23, 2015

Richard M. Galkin

/s/ Stephen L. Isaacs	Trustee	December 23, 2015

Stephen L. Isaacs

/s/ Arthur S. Mehlman	Trustee	December 23, 2015

Arthur S. Mehlman

/s/ David L. Meister	Trustee	December 23, 2015

David L. Meister

/s/ G. Peter O’Brien	Trustee	December 23, 2015

G. Peter O’Brien

/s/ Michael K. Shields	Trustee	December 23, 2015

Michael K. Shields

NOTICE

A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

Exhibit Index
(d)(28)	Amended and Restated Investment Advisory Agreements, each dated January 1, 2016, between The Royce Fund and Royce & Associates, LLC in respect of Royce Global Value Fund, Royce International Premier Fund, Royce European Small-Cap Fund (formerly Royce European Smaller-Companies Fund), and Royce International Small-Cap Fund (formerly Royce International Smaller-Companies Fund).
(d)(29)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated January 1, 2016, for Royce Global Value Fund (Service Class), Royce Global Value Fund (Investment Class), Royce Global Value Fund (Consultant Class), Royce Global Value Fund (R Class), Royce Global Value Fund (K Class), Royce European Small-Cap Fund (Service Class), Royce European Small-Cap Fund (Investment Class), Royce International Small-Cap Fund (Service Class), Royce International Small-Cap Fund (Investment Class), Royce International Small-Cap Fund (Institutional Class), Royce International Premier Fund (Service Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Consultant Class), Royce International Premier Fund (R Class), Royce International Premier Fund (K Class), and Royce Global Financial Services Fund (Institutional Class).
(j)	Consent of PricewaterhouseCoopers LLP.